BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 5.8%
522 Funding CLO I Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.32%,
10/20/29
(a)(b)
..................... USD 500 $ 477,376
Ajax Mortgage Loan Trust
(a)(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58 .. 269 273,989
Series 2018-F, Class A, 4.38%, 11/25/58
(c)
. 271 272,871
Series 2018-G, Class A, 4.38%, 06/25/57
(c)
331 331,001
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.36%,
10/21/28
(a)(b)
..................... 500 489,324
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
1,000 999,225
ALM VII R-2 Ltd., Series 2013-7R2A, Class
BR2, (LIBOR USD 3 Month + 2.20%),
2.44%, 10/15/27
(a)(b)
................ 250 239,506
ALM XVI Ltd., Series 2015-16A, Class CR2,
(LIBOR USD 3 Month + 2.70%), 2.94%,
07/15/27
(a)(b)
..................... 1,000 968,344
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 2.82%, 01/28/31
(a)(b)
.......... 250 226,566
Apidos CLO XXIV, Series 2016-24A, Class CR,
(LIBOR USD 3 Month + 3.05%), 3.27%,
10/20/30
(a)(b)
..................... 1,000 922,102
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.62%,
01/20/33
(a)(b)
..................... 500 498,863
Ares LI CLO Ltd., Series 2019-51A, Class C,
(LIBOR USD 3 Month + 2.70%), 2.94%,
04/15/31
(a)(b)
..................... 500 499,999
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.86%, 04/24/31 .... 500 493,433
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.96%, 04/24/31 .... 500 497,372
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.64%,
01/15/29
(a)(b)
..................... 500 492,499
Ares XLVI CLO Ltd., Series 2017-46A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 01/15/30
(a)(b)
................ 750 451,702
Ares XLVII CLO Ltd.
(a)(b)
:
Series 2018-47A, Class D, (LIBOR USD 3
Month + 2.70%), 2.94%, 04/15/30 .... 1,500 1,386,356
Series 2018-47A, Class SUB, (LIBOR USD
3 Month + 0.00%), 0.00%, 04/15/30 ... 500 262,483
Ares XLVIII CLO Ltd., Series 2018-48A, Class
D, (LIBOR USD 3 Month + 2.70%), 2.92%,
07/20/30
(a)(b)
..................... 500 459,804
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.18%, 08/23/30
(a)(b)
250 240,300
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.21%, 01/23/31
(a)(b)
.... 250 237,429
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.87%, 04/25/34
(a)
..... 88 88,000
Canyon Capital CLO Ltd., Series 2014-1A,
Class BR, (LIBOR USD 3 Month + 1.80%),
2.01%, 01/30/31
(a)(b)
................ 500 469,014
Canyon CLO Ltd., Series 2018-1A, Class B,
(LIBOR USD 3 Month + 1.70%), 1.94%,
07/15/31
(a)(b)
..................... 500 490,671
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.72%, 07/20/32
(a)(b)
.... 187 162,421
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust, Series 2006-
NC5, Class A3, (LIBOR USD 1 Month +
0.15%), 0.30%, 01/25/37
(a)
........... USD 132 $ 109,628
CarVal CLO II Ltd., Series 2019-1A, Class C,
(LIBOR USD 3 Month + 3.25%), 3.47%,
04/20/32
(a)(b)
..................... 500 495,407
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.92%,
04/20/29
(a)(b)
..................... 250 241,565
CBAM Ltd., Series 2017-2A, Class C1, (LIBOR
USD 3 Month + 2.40%), 2.62%, 10/17/29
(a)(b)
500 488,689
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 1,000 526,239
CIFC Funding Ltd.
(a)(b)
:
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 3.62%, 10/17/31 .... 500 472,172
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 1.87%, 04/19/29 .... 250 233,001
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.16%, 10/21/31 .... 1,000 984,538
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.01%, 10/21/31 .... 500 494,489
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.71%, 04/23/29 .... 500 454,994
Series 2018-1A, Class D, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/18/31 .... 1,000 925,583
Series 2018-3A, Class D, (LIBOR USD 3
Month + 2.85%), 3.07%, 07/18/31 .... 500 472,438
Cumberland Park CLO Ltd., Series 2015-2A,
Class CR, (LIBOR USD 3 Month + 1.80%),
2.02%, 07/20/28
(a)(b)
................ 420 407,096
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1
Month + 0.15%), 0.30%, 10/15/36
(a)
..... 105 98,216
Deer Creek CLO Ltd., Series 2017-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.87%,
10/20/30
(a)(b)
..................... 500 489,727
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class DR2, (LIBOR USD 3 Month + 3.70%),
3.94%, 04/15/29
(a)(b)
................ 500 482,572
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class SUB, 0.00%, 07/15/30
(a)(b)
........ 1,000 539,700
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.98%,
01/16/32
(a)(b)
..................... 250 247,863
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.25%), 0.40%, 06/25/36 .... 1,750 1,448,593
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.12%), 0.27%, 10/25/36 .... 58 45,773
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.98%, 11/16/32 .... 500 494,417
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.18%, 11/16/32 .... 1,000 974,675
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/31
(a)(b)
..................... 250 234,672
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
2.74%, 04/15/31
(a)(b)
................ 650 606,622
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 2.21%,
01/27/31
(a)(b)
..................... 500 469,018

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust
(a)
:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.35%), 0.50%, 12/25/35 .... USD 30 $ 12,310
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.18%), 0.33%, 03/25/36 .... 67 29,565
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 0.29%,
11/25/36
(a)
...................... 129 79,225
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.15%, 07/17/37 .... 642 641,521
Series 2018-SFR3, Class E, (LIBOR USD 1
Month + 2.00%), 2.15%, 07/17/37 .... 700 700,875
Series 2018-SFR4, Class A, (LIBOR USD 1
Month + 1.10%), 1.25%, 01/17/38 .... 263 263,073
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 2.87%,
10/20/27
(a)(b)
..................... 250 239,911
Kayne CLO II Ltd., Series 2018-2A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.14%,
10/15/31
(a)(b)
..................... 525 524,409
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.72%, 04/15/32 .... 2,500 2,487,679
Series 2019-3A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.29%, 04/15/32 .... 1,000 995,135
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (LIBOR USD 1 Month + 0.15%),
0.30%, 05/25/36
(a)
................. 453 308,373
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 2.12%, 04/19/30
(a)(b)
.......... 500 476,329
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 04/20/30
(a)(b)
.......... 500 460,281
Madison Park Funding XXXI Ltd., Series
2018-31A, Class D, (LIBOR USD 3 Month +
3.00%), 3.21%, 01/23/31
(a)(b)
.......... 500 472,323
Mariner CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 2.21%,
04/30/32
(a)(b)
..................... 500 497,599
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 0.43%, 05/25/37
(a)
.......... 650 494,924
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3 Month
+ 3.00%), 3.21%, 10/21/30
(a)(b)
......... 250 234,747
Neuberger Berman CLO XXI Ltd., Series
2016-21A, Class CR, (LIBOR USD 3 Month
+ 1.60%), 1.82%, 04/20/27
(a)(b)
......... 1,490 1,418,989
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 1.97%, 10/18/30
(a)(b)
.... 500 473,311
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 07/20/31
(a)(b)(c)
... 1,000 998,300
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2017-25A, Class D, (LIBOR USD 3
Month + 3.25%), 3.47%, 10/18/29
(a)(b)
.... 500 476,371
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
.... 291 298,133
OCP CLO Ltd.
(a)(b)
:
Series 2014-6A, Class BR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/30 .... 2,000 1,894,847
Series 2015-10A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.06%, 10/26/27 .... 500 488,797
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.20%, 11/20/30 .... USD 500 $ 477,119
Octagon Investment Partners 26 Ltd., Series
2016-1, Class AR, (LIBOR USD 3 Month +
2.85%), 3.09%, 04/20/31
(a)
........... 500 458,886
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.34%, 07/15/30
(a)(b)
.......... 815 772,163
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 2.97%, 01/20/31
(a)(b)
.......... 500 464,735
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 01/20/31
(a)(b)
.......... 400 369,006
Octagon Investment Partners 42 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3 Month +
1.95%), 2.19%, 04/15/31
(a)(b)
.......... 500 499,060
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.07%, 07/17/30
(a)(b)
.......... 250 232,526
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class DR2, (LIBOR USD 3 Month
+ 2.50%), 2.71%, 01/25/31
(a)(b)
......... 500 451,220
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 4.00%),
4.21%, 04/21/31
(a)(b)
................ 1,000 988,122
OHA Credit Partners XII Ltd., Series 2015-12A,
Class DR, (LIBOR USD 3 Month + 2.90%),
3.11%, 07/23/30
(a)(b)
................ 650 595,081
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/31 .... 300 288,979
Series 2013-2A, Class CRR, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/31 .... 500 472,005
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 2.25%), 2.50%, 05/21/29 .... 500 488,581
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 3.15%), 3.40%, 05/21/29 .... 500 481,198
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 2.17%, 07/20/30 .... 750 727,521
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.91%, 11/14/32 .... 500 494,522
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 2.64%), 2.86%, 04/20/29
(c)
... 500 501,250
Series 2020-1A, Class C, (LIBOR USD 3
Month + 3.00%), 3.22%, 04/20/29 .... 1,000 974,069
Progress Residential Trust
(b)
:
Series 2018-SFR2, Class F, 4.95%,
08/17/35 ..................... 500 505,053
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 646 659,606
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 100 96,479
Recette CLO Ltd., Series 2015-1A, Class CR,
(LIBOR USD 3 Month + 1.70%), 1.92%,
10/20/27
(a)(b)
..................... 300 295,508
Regatta Funding LP
(a)(b)
:
Series 2013-2A, Class A2R2, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/29 .... 500 494,961
Series 2013-2A, Class BR2, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/29 .... 500 496,524
Series 2013-2A, Class CR2, (LIBOR USD 3
Month + 3.70%), 3.94%, 01/15/29 .... 500 468,714
Regatta VI Funding Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.05%), 2.27%,
07/20/28
(a)(b)
..................... 250 242,202

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
01/17/31
(a)(b)
..................... USD 1,000 $ 958,881
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
................ 500 481,231
Regatta XV Funding Ltd.
(a)(b)
:
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.06%, 10/25/31 .... 285 282,413
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 3.51%, 10/25/31 .... 250 237,633
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/33 .... 1,270 1,249,840
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 .... 500 496,967
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/20/31 .... 300 292,581
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.75%), 2.97%, 04/20/32 .... 500 494,432
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 04/20/32 .... 500 491,033
RR 5 Ltd., Series 2018-5A, Class C, (LIBOR
USD 3 Month + 3.10%), 3.34%, 10/15/31
(a)(b)
550 507,316
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 3.57%,
07/20/30
(a)(b)
..................... 500 479,817
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.84%,
01/15/30
(a)(b)
..................... 650 612,699
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
1.98%, 04/16/31
(a)(b)
................ 500 469,997
TCW CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.91%), 3.12%,
04/25/31
(a)(b)
..................... 500 459,686
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.37%,
07/17/31
(a)(b)
..................... 500 473,085
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 2.39%,
04/15/33
(a)(b)
..................... 500 472,379
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.32%,
10/20/30
(a)(b)
..................... 500 487,232
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/20/31 .... 300 291,809
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.27%, 10/20/31 .... 300 289,954
TICP CLO XIII Ltd., Series 2019-13A, Class
D, (LIBOR USD 3 Month + 3.45%), 3.69%,
07/15/32
(a)(b)
..................... 500 498,348
TICP CLO XIV Ltd., Series 2019-14A, Class
B, (LIBOR USD 3 Month + 2.70%), 2.92%,
10/20/32
(a)(b)
..................... 500 493,150
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.87%, 10/20/28
(a)(b)
................ 300 285,374
Upland CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.65%), 1.87%, 04/20/31 .... 1,000 975,471
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.12%, 04/20/31 .... 500 455,735
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya CLO Ltd., Series 2015-3A, Class A3R,
(LIBOR USD 3 Month + 1.70%), 1.92%,
10/20/31
(a)(b)
..................... USD 500 $ 493,689
York CLO 1 Ltd.
(a)(b)
:
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/22/29 .... 500 483,830
Series 2014-1A, Class DRR, (LIBOR USD 3
Month + 3.01%), 3.23%, 10/22/29 .... 270 253,228
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.82%,
10/20/29
(a)(b)
..................... 500 485,276
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.71%,
04/20/32
(a)(b)
..................... 500 500,000
Total Asset-Backed Securities — 5.8%
(Cost: $69,239,064) ............................... 66,783,540
Shares
Shares
Common Stocks — 16.0%
Airlines — 0.1%
Copa Holdings SA, Class A ............. 15,587 768,127
Automobiles — 0.3%
Astra International Tbk . PT ............. 3,906,200 1,426,439
Geely Automobile Holdings Ltd. .......... 448,000 920,576
Maruti Suzuki India Ltd. ............... 12,914 1,212,932
3,559,947
Banks — 1.0%
Axis Bank Ltd.
(d)
..................... 181,042 1,200,060
Bandhan Bank Ltd.
(b)(d)
................ 235,213 914,616
Bank Mandiri Persero Tbk . PT ........... 4,621,600 1,800,256
Bank of the Philippine Islands ........... 565,470 857,626
China Construction Bank Corp., Class H .... 2,093,000 1,442,314
Commercial International Bank Egypt SAE ... 147,027 574,704
Erste Group Bank AG ................. 28,854 593,107
Grupo Financiero Banorte SAB de CV, Class
O
(d)
........................... 285,036 1,271,216
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 1,950,000 1,107,336
Kaspi.KZ JSC, GDR
(d)
................. 20,931 898,987
Sberbank of Russia PJSC, ADR .......... 96,865 978,475
11,638,697
Biotechnology — 0.1%
Walvax Biotechnology Co. Ltd., Class A ..... 110,000 820,750
Building Products — 0.1%
Beijing New Building Materials plc, Class A ... 209,353 1,082,908
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR 28,608 1,058,782
Commercial Services & Supplies — 0.1%
S-1 Corp. ......................... 14,335 1,030,252
Construction & Engineering — 0.0%
Vinci SA .......................... 3,522 278,186
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 203,000 1,269,865
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA
(b)
................. 14,706 943,992
Hellenic Telecommunications Organization SA 84,654 1,122,657

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Infrastrutture Wireless Italiane SpA
(b)
....... 24,274 $ 262,199
2,328,848
Electric Utilities — 0.9%
American Electric Power Co., Inc. ......... 15,997 1,438,610
AusNet Services .................... 339,917 477,849
Duke Energy Corp. .................. 19,526 1,798,540
Edison International .................. 3,965 222,199
Elia Group SA/NV ................... 2,893 279,814
Emera, Inc. ........................ 21,495 857,509
Eversource Energy .................. 10,611 926,022
FirstEnergy Corp. ................... 18,298 543,816
NextEra Energy, Inc. ................. 35,757 2,617,770
PPL Corp. ........................ 8,297 228,167
Xcel Energy, Inc. .................... 19,256 1,348,498
10,738,794
Electronic Equipment, Instruments & Components — 0.2%
Samsung SDI Co. Ltd. ................ 2,726 1,073,870
Unimicron Technology Corp. ............ 331,000 790,896
1,864,766
Equity Real Estate Investment Trusts (REITs) — 5.3%
Alexandria Real Estate Equities, Inc. ....... 11,676 1,769,148
Allied Properties REIT ................ 57,216 1,387,562
American Homes 4 Rent, Class A ......... 39,907 1,128,171
American Tower Corp. ................ 4,229 971,190
Assura plc ........................ 3,235,996 3,194,481
AvalonBay Communities, Inc. ........... 14,280 1,986,776
Boston Properties, Inc. ................ 22,896 1,657,899
Comforia Residential REIT, Inc. .......... 274 783,568
Community Healthcare Trust, Inc. ......... 15,947 738,346
Cousins Properties, Inc. ............... 111,137 2,831,771
Cromwell European REIT .............. 2,655,016 1,408,639
Crown Castle International Corp. ......... 23,897 3,732,711
CyrusOne , Inc. ..................... 28,204 2,003,894
Dexus ........................... 465,377 2,815,552
Digital Realty Trust, Inc. ............... 1,519 219,192
EPR Properties ..................... 72,342 1,724,633
Equinix , Inc. ....................... 4,749 3,472,659
Goodman Group .................... 230,232 2,979,928
Hudson Pacific Properties, Inc. ........... 60,494 1,165,114
Kenedix Office Investment Corp. ......... 548 3,169,497
Link REIT ......................... 181,900 1,388,235
LondonMetric Property plc .............. 403,204 1,127,329
NorthWest Healthcare Properties REIT ..... 87,608 750,287
Plymouth Industrial REIT, Inc. ........... 33,009 419,544
Prologis, Inc. ....................... 35,745 3,545,904
SBA Communications Corp. ............ 4,341 1,260,496
Secure Income REIT plc ............... 241,179 752,998
Segro plc ......................... 174,578 2,039,893
Spirit Realty Capital, Inc. ............... 66,068 1,985,343
STAG Industrial, Inc. ................. 35,054 1,090,881
Sun Communities, Inc. ................ 17,693 2,435,088
Target Healthcare REIT plc ............. 888,244 1,231,271
VICI Properties, Inc. .................. 76,738 1,761,137
Welltower , Inc. ...................... 33,727 1,813,501
60,742,638
Food & Staples Retailing — 0.2%
Wal-Mart de Mexico SAB de CV .......... 434,521 1,052,118
X5 Retail Group NV, GDR .............. 24,459 859,723
1,911,841
Security
Shares
Shares Value
Food Products — 0.1%
China Feihe Ltd.
(b)
................... 226,000 $ 514,203
China Mengniu Dairy Co. Ltd.
(d)
.......... 247,000 1,164,436
1,678,639
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 5,804 532,052
ENN Energy Holdings Ltd. .............. 154,900 1,960,431
Snam SpA ........................ 84,573 412,385
Tokyo Gas Co. Ltd. .................. 20,200 457,723
3,362,591
Health Care Equipment & Supplies — 0.0%
Lepu Medical Technology Beijing Co. Ltd.,
Class A ........................ 23,327 107,546
Health Care Providers & Services — 0.0%
Mediclinic International plc .............. 54,668 198,197
Hotels, Restaurants & Leisure — 0.2%
Huazhu Group Ltd.
(d)
................. 5,850 247,658
Huazhu Group Ltd., ADR ............... 15,636 619,655
SJM Holdings Ltd. ................... 730,000 757,966
Yum China Holdings, Inc. .............. 18,242 971,021
2,596,300
Independent Power and Renewable Electricity Producers — 0.1%
China Yangtze Power Co. Ltd., Class A ..... 292,366 829,881
Insurance — 0.2%
Ping An Insurance Group Co. of China Ltd.,
Class H ........................ 230,500 2,383,295
Prudential plc ...................... 42,233 516,531
2,899,826
Interactive Media & Services — 0.5%
Tencent Holdings Ltd. ................. 73,000 5,577,613
IT Services — 0.3%
Chindata Group Holdings Ltd., ADR
(d)(e)
..... 16,857 234,987
GDS Holdings Ltd., Class A
(d)
............ 7,793 81,303
GDS Holdings Ltd., ADR
(d)
.............. 536 45,045
Infosys Ltd. ........................ 43,892 628,847
Infosys Ltd., ADR .................... 81,510 1,163,148
SUNeVision Holdings Ltd. .............. 1,008,000 884,679
3,038,009
Machinery — 0.1%
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 222,300 1,339,171
Media — 0.0%
Eutelsat Communications SA ............ 3,449 34,690
SES SA, FDR ...................... 6,657 53,172
87,862
Metals & Mining — 0.1%
Vale SA .......................... 117,211 1,232,789
Vale SA, ADR ...................... 16,989 179,574
1,412,363
Multi-Utilities — 0.7%
Ameren Corp. ...................... 11,963 970,439
CMS Energy Corp. ................... 13,382 847,482
Dominion Energy, Inc. ................. 25,792 2,072,129
National Grid plc .................... 121,969 1,450,881
NiSource, Inc. ...................... 9,483 217,825
Public Service Enterprise Group, Inc. ...... 16,175 940,576
Sempra Energy ..................... 12,818 1,606,864

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Multi-Utilities (continued)
WEC Energy Group, Inc. ............... 4,667 $ 469,267
8,575,463
Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp.
(d)
............ 242 3,243
Cheniere Energy, Inc.
(d)(e)
............... 13,216 632,650
Gibson Energy, Inc. .................. 18,977 279,463
Kinder Morgan, Inc. .................. 33,145 394,426
LUKOIL PJSC, ADR .................. 20,396 1,043,524
Pembina Pipeline Corp. ............... 13,757 287,985
Petronet LNG Ltd. ................... 419,998 1,308,341
Plains GP Holdings LP, Class A
(d)
......... 45,551 291,071
TC Energy Corp. .................... 26,077 1,026,404
5,267,107
Paper & Forest Products — 0.1%
Suzano SA
(d)
....................... 138,940 1,198,362
Professional Services — 0.0%
NMG, Inc.
(d)
........................ 602 36,621
Real Estate Management & Development — 1.2%
Aroundtown SA
(d)
.................... 376,098 1,804,015
China Vanke Co. Ltd., Class H ........... 330,700 1,026,481
CK Asset Holdings Ltd. ................ 338,500 1,571,822
Entra ASA
(b)
....................... 122,123 1,596,515
ESR Cayman Ltd.
(b)(d)
................. 602,800 1,820,714
Hang Lung Properties Ltd. .............. 532,000 1,295,148
Hongkong Land Holdings Ltd. ........... 437,300 1,605,397
Vonovia SE ........................ 51,858 3,311,834
14,031,926
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. ........... 2,481 741,414
East Japan Railway Co. ............... 11,000 575,228
Kansas City Southern ................. 2,866 504,817
Union Pacific Corp. .................. 6,331 1,121,790
2,943,249
Semiconductors & Semiconductor Equipment — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. 351,000 5,310,516
Win Semiconductors Corp. ............. 129,000 1,407,300
Xinyi Solar Holdings Ltd. ............... 1,080,000 1,972,994
8,690,810
Specialty Retail — 0.1%
(b)
Topsports International Holdings Ltd. ....... 856,000 1,173,740
Vivo Energy plc ..................... 259,400 254,056
1,427,796
Technology Hardware, Storage & Peripherals — 0.1%
Wiwynn Corp. ...................... 39,000 992,366
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 67,973 1,763,440
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.
(b)
.................. 198,100 1,226,664
Transportation Infrastructure — 1.1%
Aena SME SA
(b)(d)
.................... 15,494 2,087,597
Atlantia SpA
(d)
...................... 87,002 1,335,529
Atlas Arteria Ltd. .................... 219,637 869,997
Auckland International Airport Ltd. ........ 125,474 580,428
Fraport AG Frankfurt Airport Services
Worldwide
(d)
..................... 13,536 489,577
Getlink SE
(d)
....................... 46,136 620,540
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ........................ 150,623 1,254,038
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Hamburger Hafen und Logistik AG ........ 24,509 $ 410,867
Jiangsu Expressway Co. Ltd., Class H ..... 1,264,000 1,265,111
Macquarie Infrastructure Corp. ........... 6,036 155,729
Sydney Airport
(f)
..................... 330,585 1,267,490
Transurban Group
(f)
.................. 252,365 2,389,816
12,726,719
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 7,428 1,117,988
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. ..................... 28,772 168,231
China Mobile Ltd. .................... 209,500 1,281,415
Mobile TeleSystems PJSC .............. 146,703 575,442
Mobile TeleSystems PJSC, ADR .......... 99,914 781,328
2,806,416
Total Common Stocks — 16.0%
(Cost: $185,498,034) .............................. 185,027,326
Par (000)
Par (000)
Corporate Bonds — 34.3%
Aerospace & Defense — 0.6%
(b)
Bombardier, Inc.:
8.75%
,
12/01/21 .................. USD 205 204,105
5.75%
,
03/15/22 .................. 116 110,200
6.13%
,
01/15/23 .................. 64 55,216
7.50%
,
12/01/24 .................. 205 154,775
7.50%
,
03/15/25 .................. 27 19,643
7.88%
,
04/15/27 .................. 702 511,386
Embraer Netherlands Finance BV, 6.95%,
01/17/28 ...................... 244 243,867
F-Brasile SpA, Series XR, 7.38%, 08/15/26 .. 400 347,000
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25 ................. 284 296,070
Rolls-Royce plc, 5.75%, 10/15/27 ........ 200 202,500
Spirit AeroSystems, Inc., 5.50%, 01/15/25 ... 137 139,398
SSL Robotics LLC, 9.75%, 12/31/23 ...... 108 120,109
TransDigm , Inc.:
8.00%
,
12/15/25 .................. 765 828,342
6.25%
,
03/15/26 .................. 3,469 3,616,398
Triumph Group, Inc., 8.88%, 06/01/24 ..... 627 665,592
7,514,601
Airlines — 0.2%
American Airlines, Inc., 11.75%, 07/15/25
(b)
.. 369 358,852
Avianca Holdings SA, (LIBOR USD 3 Month +
10.50%), 10.71%, 11/10/21
(a)(b)
........ 114 106,056
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 166 181,159
Latam Finance Ltd., 6.88%, 04/11/24
(b)(d)(g)
... 689 232,322
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
927 965,239
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
35 37,619
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... 956 958,152
2,839,399
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 101 111,070
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
. 84 91,875
Clarios Global LP
(b)
:
6.75%
,
05/15/25 .................. 322 340,547
6.25%
,
05/15/26 .................. 1,274 1,334,566
8.50%
,
05/15/27 .................. 1,400 1,460,410
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 255 260,738

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Auto Components (continued)
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... USD 121 $ 133,124
Icahn Enterprises LP:
4.75%
,
09/15/24 .................. 30 30,525
6.25%
,
05/15/26 .................. 588 610,050
5.25%
,
05/15/27 .................. 531 549,482
4,922,387
Automobiles — 0.1%
Ford Motor Co.:
8.50%
,
04/21/23 .................. 248 273,730
4.75%
,
01/15/43 .................. 41 37,872
5.29%
,
12/08/46 .................. 100 94,533
General Motors Co., 6.13%, 10/01/25 ..... 77 90,116
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... 414 428,335
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
90 95,175
1,019,761
Banks — 5.1%
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(b)
(h)
.......................... 2,545 2,886,692
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(h)
... 1,400 1,326,836
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.97%), 6.75%
(a)(b)(h)
.......... 400 398,500
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(h)
...................... 400 399,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%
,
09/25/34 ................ 412 404,275
Banistmo SA, 3.65%, 09/19/22 .......... 400 407,920
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 340 345,525
Bank of East Asia Ltd. (The)
(a)(h)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... 575 584,523
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 250 257,500
Barclays plc
(a)(h)
:
(USD Swap Semi 5 Year + 6.77%), 7.88% 3,079 3,174,757
(USD Swap Semi 5 Year + 4.84%), 7.75% 625 644,419
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ....................... 1,300 1,322,750
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)
........... 428 421,580
BNP Paribas SA, (USD Swap Semi 5 Year +
6.31%), 7.63%
(a)(b)(h)
............... 2,754 2,788,425
Burgan Bank SAK, (USD Swap Semi 5 Year +
4.01%), 5.75%
(a)(h)
................ 400 395,125
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(h)
............... 250 247,499
Citigroup, Inc., Series U, (SOFR + 3.81%),
5.00%
(a)(h)
..................... 2,575 2,586,077
Credit Agricole SA
(a)(b)(h)
:
(USD Swap Semi 5 Year + 4.90%), 7.88% 350 385,770
(USD Swap Semi 5 Year + 6.19%), 8.12% 3,325 3,901,555
Security
Par (000)
Par (000) Value
Banks (continued)
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(h)
................ USD 3,630 $ 3,891,868
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(h)
........... 450 463,359
HSBC Holdings plc
(a)(h)
:
(USD Swap Rate 5 Year + 5.51%), 6.87% . 581 589,581
(USD Swap Rate 5 Year + 4.37%), 6.37% . 500 520,625
(USD Swap Rate 5 Year + 3.75%), 6.00% . 487 504,856
ING Groep NV, (USD Swap Rate 5 Year +
4.20%), 6.75%
(a)(h)
................ 925 979,483
Itau Unibanco Holding SA, 5.13%, 05/13/23
(b)
. 412 436,246
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 1.28%, 05/15/47
(a)
. 2,042 1,558,480
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(h)
...................... 410 405,305
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%
,
10/02/31 ................ 412 403,503
Lloyds Banking Group plc
(a)(h)
:
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 409,606
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ....................... 485 508,644
Macquarie Bank Ltd.
(a)(h)
:
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
3,679 3,785,691
(USD Swap Semi 5 Year + 3.70%), 6.13% 200 205,800
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(h)
........... 600 598,125
Natwest Group plc
(a)(h)
:
(USD Swap Semi 5 Year + 7.60%), 8.62% 2,161 2,230,390
(USD Swap Semi 5 Year + 5.72%), 8.00% 1,500 1,679,070
Nordea Bank Abp, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.11%), 6.63%
(a)(b)(h)
............... 3,425 3,831,719
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(h)
........... 400 398,125
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.05%), 5.87%
(a)(h)
........... 200 215,688
Societe Generale SA, (USD Swap Rate 5 Year
+ 5.87%), 8.00%
(a)(b)(h)
.............. 1,775 1,994,585
Standard Chartered plc, (USD Swap Semi 5
Year + 6.30%), 7.50%
(a)(b)(h)
.......... 3,110 3,211,075
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(h)
..................... 200 189,375
Truist Financial Corp., Series L, (LIBOR USD 3
Month + 3.10%), 5.05%
(a)(h)
.......... 2,130 2,086,548
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(h)
................ 3,040 3,192,000
Wachovia Capital Trust II, (LIBOR USD 3 Month
+ 0.50%), 0.74%, 01/15/27
(a)
......... 115 105,295
Westpac Banking Corp., (USD Swap Rate 5
Year + 2.89%), 5.00%
(a)(h)
........... 1,640 1,659,822
58,934,092
Beverages — 0.0%
Central American Bottling Corp.:
5.75%
,
01/31/27 .................. 150 156,656
5.75%
,
01/31/27
(b)
................. 335 349,866
506,522

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... USD 187 $ 195,673
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
. 48 51,480
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 145 148,125
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 375 396,094
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ 200 212,000
JELD-WEN, Inc.
(b)
:
6.25%
,
05/15/25 .................. 99 105,682
4.63%
,
12/15/25 .................. 40 40,500
4.88%
,
12/15/27 .................. 12 12,390
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 483 483,000
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 128 131,840
1,776,784
Capital Markets — 1.4%
(a)(h)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 1,450 1,438,876
Credit Suisse Group AG
(b)
:
(USD Swap Semi 5 Year + 4.60%), 7.50% 875 949,375
(USD Swap Semi 5 Year + 3.46%), 6.25% 3,453 3,677,445
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... 600 644,250
Deutsche Bank AG, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00% .................. 800 712,000
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 1,655 1,774,987
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 1,445 1,480,121
UBS Group AG:
(USD Swap Semi 5 Year + 5.50%), 6.87% 2,200 2,226,022
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
575 618,844
(USD Swap Semi 5 Year + 4.87%), 7.00% 1,627 1,813,048
(USD Swap Semi 5 Year + 4.59%), 6.87% 1,115 1,229,287
16,564,255
Chemicals — 0.5%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(i)
............ 650 653,250
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
..... 674 679,055
Blue Cube Spinco LLC, 10.00%, 10/15/25 ... 454 479,374
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 495 503,353
Chemours Co. (The), 6.63%, 05/15/23 ..... 145 144,638
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
. 441 470,988
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 252 260,820
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 151 154,775
HB Fuller Co., 4.25%, 10/15/28 ......... 61 61,839
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 195 208,650
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
110 113,300
Pearl Holding III Ltd., 9.50%, 12/11/22 ..... 200 46,378
PQ Corp., 5.75%, 12/15/25
(b)
........... 1,077 1,111,329
Rock International Investment, Inc., 6.63%,
03/27/20
(d)(g)
.................... 200 20,000
Valvoline, Inc., 4.25%, 02/15/30
(b)
........ 123 125,460
Security
Par (000)
Par (000) Value
Chemicals (continued)
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... USD 200 $ 206,563
5,239,772
Commercial Services & Supplies — 0.8%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 627 645,622
Allied Universal Holdco LLC
(b)
:
6.63%
,
07/15/26 .................. 2,476 2,593,696
9.75%
,
07/15/27 .................. 863 920,407
APX Group, Inc.:
8.50%
,
11/01/24 .................. 62 65,100
6.75%
,
02/15/27
(b)
................. 356 371,130
Aramark Services, Inc.
(b)
:
6.38%
,
05/01/25 .................. 273 286,344
5.00%
,
02/01/28 .................. 113 114,001
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 60 62,413
Covanta Holding Corp., 5.00%, 09/01/30 ... 58 59,015
Garda World Security Corp., 9.50%, 11/01/27
(b)
292 311,710
GFL Environmental, Inc.
(b)
:
7.00%
,
06/01/26 .................. 822 856,935
5.13%
,
12/15/26 .................. 403 423,231
8.50%
,
05/01/27 .................. 201 219,090
IAA, Inc., 5.50%, 06/15/27
(b)
........... 359 377,399
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
261 262,958
Nielsen Finance LLC
(b)
:
5.63%
,
10/01/28 .................. 444 457,875
5.88%
,
10/01/30 .................. 181 190,050
Prime Security Services Borrower LLC
(b)
:
5.75%
,
04/15/26 .................. 269 286,485
6.25%
,
01/15/28 .................. 555 560,816
Tuspark Forward Ltd., 7.95%, 08/15/21 .... 400 204,625
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 539 544,390
9,813,292
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 784 804,580
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 351 347,974
CommScope , Inc.
(b)
:
5.50%
,
03/01/24 .................. 52 53,158
6.00%
,
03/01/26 .................. 871 903,663
8.25%
,
03/01/27 .................. 20 20,700
Nokia OYJ, 6.63%, 05/15/39 ........... 98 122,990
ViaSat, Inc., 6.50%, 07/15/28
(b)
......... 390 402,675
2,655,740
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 405 368,044
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(j)
..................... 372 271,286
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 453 425,684
Delhi International Airport Ltd.:
6.45%
,
06/04/29
(b)
................. 200 201,125
6.45%
,
06/04/29 .................. 200 201,125
MasTec, Inc., 4.50%, 08/15/28
(b)
......... 129 132,547
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 42 45,360
Pike Corp., 5.50%, 09/01/28
(b)
.......... 128 130,907
Stoneway Capital Corp.
(d)(g)
:
10.00%
,
03/01/27
(b)
................ 752 257,747
10.00%
,
03/01/27 ................. 267 91,380
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 38 38,487

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 USD 200 $ 204,000
2,367,692
Construction Materials — 0.0%
Cemex SAB de CV, 5.45%, 11/19/29 ...... 247 261,277
Consumer Finance — 0.6%
Ally Financial, Inc., 8.00%, 11/01/31 ...... 467 644,630
ASG Finance Designated Activity Co., 7.88%,
12/03/24
(b)
..................... 534 368,460
Ford Motor Credit Co. LLC:
5.88%
,
08/02/21 .................. 200 204,240
2.98%
,
08/03/22 .................. 506 502,731
3.35%
,
11/01/22 .................. 207 206,224
3.81%
,
01/09/24 .................. 200 199,762
5.13%
,
06/16/25 .................. 319 332,490
4.13%
,
08/04/25 .................. 418 415,204
General Motors Financial Co., Inc., 2.75%,
06/20/25 ...................... 107 110,445
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... 223 147,163
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(h)
........... 200 173,687
Manappuram Finance Ltd., 5.90%, 01/13/23 . 200 200,687
Muthoot Finance Ltd.:
6.13%
,
10/31/22
(b)
................. 466 481,291
4.40%
,
09/02/23 .................. 412 410,970
Navient Corp.:
6.13%
,
03/25/24 .................. 66 66,825
6.75%
,
06/15/26 .................. 329 331,468
5.00%
,
03/15/27 .................. 35 32,684
OneMain Finance Corp.:
6.88%
,
03/15/25 .................. 135 148,500
8.88%
,
06/01/25 .................. 42 46,200
7.13%
,
03/15/26 .................. 10 11,089
6.63%
,
01/15/28 .................. 637 696,629
5.38%
,
11/15/29 .................. 50 51,377
Shriram Transport Finance Co. Ltd.:
5.95%
,
10/24/22 .................. 200 194,750
5.10%
,
07/16/23 .................. 624 598,455
6,575,961
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 836 849,585
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
..................... 671 688,781
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 19,170
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
71 74,195
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 108 109,890
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
..................... 127 133,350
LABL Escrow Issuer LLC
(b)
:
6.75%
,
07/15/26 .................. 628 658,348
10.50%
,
07/15/27 ................. 66 70,950
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 583 583,222
Trivium Packaging Finance BV
(b)(k)
:
5.50%
,
08/15/26 .................. 689 721,727
8.50%
,
08/15/27 .................. 1,494 1,598,879
5,508,097
Security
Par (000)
Par (000) Value
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 5.88%, 05/15/26 .............. USD 57 $ 59,137
Core & Main LP, 6.13%, 08/15/25 ........ 1,520 1,542,800
Wolverine Escrow LLC:
8.50%
,
11/15/24 .................. 130 101,238
9.00%
,
11/15/26 .................. 215 164,007
1,867,182
Diversified Consumer Services — 0.2%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 460 471,500
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 349 372,557
Laureate Education, Inc., 8.25%, 05/01/25
(b)
. 89 94,804
Service Corp. International, 3.38%, 08/15/30 . 168 170,310
ServiceMaster Co. LLC (The), 5.13%,
11/15/24
(b)
..................... 97 99,571
Sotheby's, 7.38%, 10/15/27
(b)
........... 800 816,000
2,024,742
Diversified Financial Services — 0.6%
(b)
Fairstone Financial, Inc., 7.88%, 07/15/24 ... 154 157,850
MPH Acquisition Holdings LLC, 5.75%,
11/01/28 ...................... 532 522,690
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25 .............. 546 497,140
Refinitiv US Holdings, Inc.:
6.25%
,
05/15/26 .................. 649 693,216
8.25%
,
11/15/26 .................. 931 1,014,744
Sabre GLBL, Inc.:
5.25%
,
11/15/23 .................. 26 25,480
9.25%
,
04/15/25 .................. 691 761,827
7.38%
,
09/01/25 .................. 161 164,220
Shift4 Payments LLC, 4.63%, 11/01/26 ..... 187 189,394
Verscend Escrow Corp., 9.75%, 08/15/26 ... 2,599 2,793,925
6,820,486
Diversified Telecommunication Services — 1.6%
Altice France Holding SA
(b)
:
10.50%
,
05/15/27 ................. 2,479 2,733,097
6.00%
,
02/15/28 .................. 218 209,825
Altice France SA
(b)
:
7.38%
,
05/01/26 .................. 200 208,740
8.13%
,
02/01/27 .................. 1,212 1,318,050
5.50%
,
01/15/28 .................. 200 202,625
CCO Holdings LLC
(b)
:
5.13%
,
05/01/27 .................. 110 115,500
4.75%
,
03/01/30 .................. 355 373,407
4.50%
,
08/15/30 .................. 560 581,983
4.25%
,
02/01/31 .................. 374 383,271
4.50%
,
05/01/32 .................. 777 803,224
CenturyLink, Inc.:
5.13%
,
12/15/26
(b)
................. 1,017 1,039,883
Series P, 7.60%
,
09/15/39 ........... 601 676,125
Series U, 7.65%
,
03/15/42 ........... 647 723,022
Cincinnati Bell, Inc.
(b)
:
7.00%
,
07/15/24 .................. 779 806,265
8.00%
,
10/15/25 .................. 31 32,860
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 367 377,092
Frontier Communications Corp.
(b)
:
8.50%
,
04/01/26
(k)
................. 120 120,750
5.88%
,
10/15/27 .................. 345 353,591
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(k)
.................... 280 284,200
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
... 136 138,720

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(h)
..................... USD 500 $ 500,750
Oi SA, 10.00%, 07/27/25 ............. 569 556,731
QualityTech LP, 4.75%, 11/15/25
(b)
....... 167 173,029
Sable International Finance Ltd., 5.75%,
09/07/27 ...................... 470 497,204
Sprint Capital Corp.:
6.88%
,
11/15/28 .................. 291 368,115
8.75%
,
03/15/32 .................. 517 773,561
Telecom Italia Capital SA:
6.38%
,
11/15/33 .................. 45 53,229
6.00%
,
09/30/34 .................. 991 1,153,028
7.20%
,
07/18/36 .................. 21 26,495
7.72%
,
06/04/38 .................. 26 35,221
Telesat Canada
(b)
:
4.88%
,
06/01/27 .................. 376 382,580
6.50%
,
10/15/27 .................. 10 9,950
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
..................... 301 321,591
Zayo Group Holdings, Inc.
(b)
:
4.00%
,
03/01/27 .................. 917 900,031
6.13%
,
03/01/28 .................. 1,388 1,400,145
18,633,890
Electric Utilities — 0.6%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 305 321,823
Consorcio Transmantaro SA, 4.70%, 04/16/34
(b)
200 237,431
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.39%), 4.88%
(a)(h)
................ 2,000 2,116,900
Energuate Trust, 5.88%, 05/03/27
(b)
....... 400 412,875
Genneia SA, 8.75%, 01/20/22
(b)
......... 519 393,953
Greenko Investment Co.:
4.88%
,
08/16/23 .................. 413 414,420
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(g)
200 72,375
Inkia Energy Ltd.:
5.88%
,
11/09/27
(b)
................. 200 207,625
5.88%
,
11/09/27 .................. 258 267,836
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 824 839,708
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 370 385,773
PG&E Corp., 5.25%, 07/01/30 .......... 217 217,000
Southern Co. (The), Series B, (LIBOR USD 3
Month + 3.63%), 5.50%, 03/15/57
(a)
..... 175 179,983
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 495 509,850
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 317 348,600
6,926,152
Electronic Equipment, Instruments & Components — 0.0%
Itron, Inc., 5.00%, 01/15/26
(b)
........... 68 69,360
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 7.50%, 12/02/22 245 142,177
Archrock Partners LP
(b)
:
6.88%
,
04/01/27 .................. 502 491,960
6.25%
,
04/01/28 .................. 95 91,675
ChampionX Corp., 6.38%, 05/01/26 ....... 160 152,630
Hilong Holding Ltd., 8.25%, 09/26/22
(d)(g)
.... 200 97,062
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 86 28,432
USA Compression Partners LP:
6.88%
,
04/01/26 .................. 1,108 1,098,704
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.88%
,
09/01/27 .................. USD 959 $ 963,996
3,066,636
Entertainment — 0.2%
Live Nation Entertainment, Inc., 6.50%,
05/15/27
(b)
..................... 949 1,015,430
Netflix, Inc.:
5.88%
,
11/15/28 .................. 74 88,415
4.88%
,
06/15/30
(b)
................. 795 907,294
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
.. 105 105,688
2,116,827
Equity Real Estate Investment Trusts (REITs) — 0.4%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 28 23,240
Diversified Healthcare Trust, 9.75%, 06/15/25 135 148,500
GLP Capital LP, 4.00%, 01/15/31 ........ 48 50,187
Iron Mountain, Inc.
(b)
:
4.88%
,
09/15/29 .................. 43 43,451
5.25%
,
07/15/30 .................. 366 375,608
4.50%
,
02/15/31 .................. 57 56,747
5.63%
,
07/15/32 .................. 305 315,259
MGM Growth Properties Operating Partnership
LP:
4.63%
,
06/15/25
(b)
................. 285 290,261
4.50%
,
09/01/26 .................. 1,121 1,149,025
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 46 45,080
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 373 344,697
Service Properties Trust:
4.50%
,
06/15/23 .................. 25 24,062
4.35%
,
10/01/24 .................. 26 23,010
7.50%
,
09/15/25 .................. 285 298,718
Uniti Group LP:
6.00%
,
04/15/23
(b)
................. 130 131,707
8.25%
,
10/15/23 .................. 263 259,055
7.88%
,
02/15/25
(b)
................. 89 94,426
VICI Properties LP, 4.13%, 08/15/30
(b)
..... 998 1,010,475
4,683,508
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.:
7.50%
,
03/15/26 .................. 58 64,264
5.88%
,
02/15/28 .................. 367 388,103
4.88%
,
02/15/30 .................. 191 202,861
United Natural Foods, Inc., 6.75%, 10/15/28 . 78 78,975
US Foods, Inc., 6.25%, 04/15/25 ........ 64 66,880
801,083
Food Products — 0.6%
BRF SA, 4.88%, 01/24/30 ............. 496 496,754
Chobani LLC, 7.50%, 04/15/25
(b)
........ 935 959,562
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(h)
.............. 324 344,149
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 472 491,765
JBS USA LUX SA
(b)
:
5.75%
,
06/15/25 .................. 258 264,450
6.75%
,
02/15/28 .................. 616 675,005
6.50%
,
04/15/29 .................. 329 369,757
Kraft Heinz Foods Co.:
5.20%
,
07/15/45 .................. 233 258,123
4.88%
,
10/01/49
(b)
................. 558 589,941
5.50%
,
06/01/50
(b)
................. 925 1,054,615
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
175 189,612

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Food Products (continued)
MHP Lux SA, 6.25%, 09/19/29
(b)
......... USD 600 $ 567,562
Post Holdings, Inc., 4.63%, 04/15/30
(b)
..... 219 225,022
Simmons Foods, Inc., 7.75%, 01/15/24
(b)
... 125 130,313
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 62 62,078
6,678,708
Gas Utilities — 0.0%
Ferrellgas LP, 10.00%, 04/15/25
(b)
........ 192 209,520
Health Care Equipment & Supplies — 0.2%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 .... 629 651,770
Ortho-Clinical Diagnostics, Inc.:
7.38%
,
06/01/25 .................. 370 390,350
7.25%
,
02/01/28 .................. 1,110 1,159,950
2,202,070
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.:
5.63%
,
02/15/23 .................. 50 50,188
5.50%
,
07/01/28
(b)
................. 132 137,280
5.00%
,
04/15/29
(b)
................. 91 93,757
AdaptHealth LLC, 6.13%, 08/01/28
(b)
...... 94 97,642
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 575 609,500
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 33 32,587
Centene Corp.:
4.25%
,
12/15/27 .................. 27 28,423
4.63%
,
12/15/29 .................. 318 346,218
Community Health Systems, Inc.
(b)
:
8.63%
,
01/15/24 .................. 116 117,740
6.63%
,
02/15/25 .................. 1,095 1,067,844
8.00%
,
03/15/26 .................. 1,192 1,196,768
Encompass Health Corp.:
4.50%
,
02/01/28 .................. 23 23,555
4.75%
,
02/01/30 .................. 31 32,290
Legacy LifePoint Health LLC
(b)
:
6.75%
,
04/15/25 .................. 297 314,078
4.38%
,
02/15/27 .................. 102 100,950
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 268 276,630
Molina Healthcare, Inc., 4.88%, 06/15/25
(b)
.. 30 30,600
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 88 88,686
Providence Service Corp. (The), 5.88%,
11/15/25
(b)
..................... 55 55,962
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 43 46,332
Surgery Center Holdings, Inc.
(b)
:
6.75%
,
07/01/25 .................. 1,573 1,549,405
10.00%
,
04/15/27 ................. 181 193,218
Tenet Healthcare Corp.
(b)
:
7.50%
,
04/01/25 .................. 92 99,103
4.88%
,
01/01/26 .................. 511 518,374
6.25%
,
02/01/27 .................. 560 581,451
5.13%
,
11/01/27 .................. 492 506,613
4.63%
,
06/15/28 .................. 88 89,210
6.13%
,
10/01/28 .................. 475 460,750
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 140 148,050
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
..................... 253 256,795
9,149,999
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
:
5.75%
,
04/15/25 .................. 163 173,680
5.00%
,
10/15/25 .................. 514 527,055
Boyd Gaming Corp.:
8.63%
,
06/01/25
(b)
................. 126 137,932
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.38%
,
04/01/26 .................. USD 77 $ 79,894
4.75%
,
12/01/27 .................. 117 113,784
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 64 66,880
Caesars Entertainment, Inc.
(b)
:
6.25%
,
07/01/25 .................. 1,194 1,223,095
8.13%
,
07/01/27 .................. 752 784,859
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 402 412,303
Carnival Corp.
(b)
:
11.50%
,
04/01/23 ................. 383 420,664
10.50%
,
02/01/26 ................. 65 70,363
9.88%
,
08/01/27 .................. 70 72,756
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 80 82,000
Cedar Fair LP
(b)
:
5.50%
,
05/01/25 .................. 627 634,837
6.50%
,
10/01/28 .................. 34 33,150
Churchill Downs, Inc.
(b)
:
5.50%
,
04/01/27 .................. 239 247,514
4.75%
,
01/15/28 .................. 542 550,130
Dave & Buster's, Inc., 7.63%, 11/01/25
(b)
.... 134 131,487
Fortune Star BVI Ltd.:
5.95%
,
01/29/23 .................. 200 203,188
6.75%
,
07/02/23 .................. 1,300 1,345,906
5.95%
,
10/19/25 .................. 255 256,036
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 1,383 1,171,083
Hilton Domestic Operating Co., Inc.:
5.38%
,
05/01/25
(b)
................. 51 52,702
5.75%
,
05/01/28
(b)
................. 90 94,339
4.88%
,
01/15/30 .................. 764 785,965
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 90 95,916
Las Vegas Sands Corp.:
2.90%
,
06/25/25 .................. 10 9,917
3.50%
,
08/18/26 .................. 19 19,232
3.90%
,
08/08/29 .................. 17 16,975
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ...................... 53 58,929
Melco Resorts Finance Ltd.:
5.25%
,
04/26/26 .................. 425 427,125
5.63%
,
07/17/27 .................. 400 405,500
MGM China Holdings Ltd., 5.88%, 05/15/26 .. 420 424,725
MGM Resorts International, 4.75%, 10/15/28 . 47 45,943
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
....... 60 61,800
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 65 67,608
Powdr Corp., 6.00%, 08/01/25
(b)
......... 116 116,963
Royal Caribbean Cruises Ltd.
(b)
:
10.88%
,
06/01/23 ................. 75 81,788
9.13%
,
06/15/23 .................. 110 114,538
11.50%
,
06/01/25 ................. 212 242,475
Scientific Games International, Inc.
(b)
:
8.63%
,
07/01/25 .................. 132 137,238
5.00%
,
10/15/25 .................. 574 576,152
8.25%
,
03/15/26 .................. 618 626,893
7.00%
,
05/15/28 .................. 92 91,385
7.25%
,
11/15/29 .................. 33 32,733
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 83 87,150
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
817 864,999
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 154 145,915
Studio City Finance Ltd., 7.25%, 02/11/24 ... 400 410,375
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 79 82,950
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
88 93,628

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... USD 119 $ 118,276
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 155 144,150
Wynn Macau Ltd.:
5.50%
,
01/15/26 .................. 531 514,406
5.50%
,
10/01/27 .................. 252 235,860
Wynn Resorts Finance LLC
(b)
:
7.75%
,
04/15/25 .................. 106 111,536
5.13%
,
10/01/29 .................. 342 327,465
Yum! Brands, Inc.:
7.75%
,
04/01/25
(b)
................. 81 88,974
4.75%
,
01/15/30
(b)
................. 107 115,025
5.35%
,
11/01/43 .................. 115 125,063
16,791,209
Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
. 30 30,150
Brookfield Residential Properties, Inc.
(b)
:
6.25%
,
09/15/27 .................. 140 143,458
4.88%
,
02/15/30 .................. 333 316,350
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
152 160,360
Controladora Mabe SA de CV, 5.60%,
10/23/28
(b)
..................... 337 381,547
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 53 55,849
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 184 185,840
Mattamy Group Corp.
(b)
:
5.25%
,
12/15/27 .................. 74 78,255
4.63%
,
03/01/30 .................. 190 192,850
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
43 43,269
Newell Brands, Inc., 4.88%, 06/01/25 ...... 89 96,369
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
306 322,708
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 96 104,225
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 81 84,238
TRI Pointe Group, Inc., 5.70%, 06/15/28 .... 37 41,070
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 156 156,975
2,393,513
Household Products — 0.0%
(b)
Energizer Holdings, Inc.:
7.75%
,
01/15/27 .................. 136 146,880
4.75%
,
06/15/28 .................. 127 130,698
Spectrum Brands, Inc.:
5.00%
,
10/01/29 .................. 99 104,940
5.50%
,
07/15/30 .................. 100 107,000
489,518
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Calpine Corp.:
5.25%
,
06/01/26 .................. 153 157,150
5.13%
,
03/15/28 .................. 1,069 1,102,251
4.63%
,
02/01/29 .................. 350 353,399
5.00%
,
02/01/31 .................. 616 628,905
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 37 38,896
2,280,601
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44 ........ 220 256,816
Security
Par (000)
Par (000) Value
Insurance — 0.7%
Acrisure LLC, 8.13%, 02/15/24
(b)
......... USD 25 $ 26,144
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(b)
..................... 2,178 2,286,900
Ambac Assurance Corp., 5.10%
(b)(h)
....... 4 4,865
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 13 13,041
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 184 196,420
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(h)
....... 400 425,000
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(h)
..................... 200 187,500
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. 243 259,403
Hartford Financial Services Group, Inc. (The),
(LIBOR USD 3 Month + 2.13%), 2.41%,
02/12/47
(a)(b)
.................... 1,300 1,134,317
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(h)
........... 400 400,000
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 200 199,000
HUB International Ltd., 7.00%, 05/01/26
(b)
... 1,275 1,306,875
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(h)
............... 200 193,875
Nationwide Financial Services, Inc., 6.75%,
05/15/37 ...................... 175 205,976
NFP Corp.
(b)
:
7.00%
,
05/15/25 .................. 48 50,760
6.88%
,
08/15/28 .................. 500 485,000
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 400 375,875
Willis North America, Inc., 2.95%, 09/15/29 .. 15 16,333
7,767,284
Interactive Media & Services — 0.0%
(b)
Rackspace Technology Global, Inc., 8.63%,
11/15/24 ...................... 230 239,487
TripAdvisor, Inc., 7.00%, 07/15/25 ........ 11 11,443
250,930
Internet & Direct Marketing Retail — 0.1%
Expedia Group, Inc.
(b)
:
3.60%
,
12/15/23 .................. 100 102,828
6.25%
,
05/01/25 .................. 458 503,648
JD.com, Inc., 3.88%, 04/29/26 .......... 500 553,750
Match Group Holdings II LLC, 4.63%,
06/01/28
(b)
..................... 116 120,100
1,280,326
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... 595 607,086
Banff Merger Sub, Inc., 9.75%, 09/01/26
(b)
... 1,327 1,394,810
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 202,000
Gartner, Inc., 4.50%, 07/01/28
(b)
......... 178 185,825
Northwest Fiber LLC, 10.75%, 06/01/28
(b)
... 58 65,540
PayPal Holdings, Inc., 1.65%, 06/01/25 .... 50 51,660
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 304 312,074
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ 195 204,274
Tempo Acquisition LLC
(b)
:
5.75%
,
06/01/25 .................. 114 119,415
6.75%
,
06/01/25 .................. 1,096 1,112,166
Unisys Corp., 6.88%, 11/01/27
(b)
......... 65 67,275
WEX, Inc., 4.75%, 02/01/23
(b)
.......... 13 13,000
4,335,125

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Leisure Products — 0.1%
Mattel, Inc.:
6.75%
,
12/31/25
(b)
................. USD 541 $ 568,997
5.88%
,
12/15/27
(b)
................. 540 586,818
6.20%
,
10/01/40 .................. 18 18,810
5.45%
,
11/01/41 .................. 77 77,301
1,251,926
Life Sciences Tools & Services — 0.1%
(b)
Avantor, Inc., 6.00%, 10/01/24 .......... 728 760,687
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 289 302,005
1,062,692
Machinery — 0.3%
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 162 168,480
Colfax Corp., 6.38%, 02/15/26
(b)
......... 109 114,722
EnPro Industries, Inc., 5.75%, 10/15/26 .... 290 305,225
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 230 232,300
HTA Group Ltd., 7.00%, 12/18/25
(b)
....... 405 423,592
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(i)
........... 175 185,062
Navistar International Corp.
(b)
:
9.50%
,
05/01/25 .................. 30 33,244
6.63%
,
11/01/25 .................. 300 310,185
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... 99 101,001
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 89 95,119
Terex Corp., 5.63%, 02/01/25
(b)
......... 176 178,640
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 517 515,708
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 200 207,500
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. 526 541,359
Wabash National Corp., 5.50%, 10/01/25
(b)
.. 175 175,037
3,587,174
Media — 1.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 90 87,863
Altice Financing SA
(b)
:
7.50%
,
05/15/26 .................. 1,389 1,449,769
5.00%
,
01/15/28 .................. 229 222,130
Block Communications, Inc., 4.88%, 03/01/28
(b)
78 79,950
Cable Onda SA, 4.50%, 01/30/30 ........ 600 635,437
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 247 250,705
Clear Channel Worldwide Holdings, Inc.:
9.25%
,
02/15/24 .................. 1,256 1,086,905
5.13%
,
08/15/27
(b)
................. 1,595 1,547,150
CSC Holdings LLC
(b)
:
6.50%
,
02/01/29 .................. 575 637,974
5.75%
,
01/15/30 .................. 896 957,864
4.63%
,
12/01/30 .................. 402 401,992
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
421 246,022
DISH DBS Corp.:
5.88%
,
07/15/22 .................. 811 835,330
7.75%
,
07/01/26 .................. 307 325,415
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 187 162,705
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 800 850,000
Meredith Corp., 6.88%, 02/01/26 ........ 39 32,321
Radiate Holdco LLC
(b)
:
4.50%
,
09/15/26 .................. 686 687,886
6.50%
,
09/15/28 .................. 1,062 1,095,188
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
..................... 72 67,725
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 400 420,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 501 512,145
Security
Par (000)
Par (000) Value
Media (continued)
Univision Communications, Inc.
(b)
:
5.13%
,
02/15/25 .................. USD 574 $ 563,955
6.63%
,
06/01/27 .................. 336 339,780
ViacomCBS , Inc.
(a)
:
(LIBOR USD 3 Month + 3.90%), 5.87%
,
02/28/57 ..................... 1,583 1,598,830
(LIBOR USD 3 Month + 3.90%), 6.25%
,
02/28/57 ..................... 192 208,800
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 891 888,781
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 200 205,500
Ziggo BV
(b)
:
5.50%
,
01/15/27 .................. 180 186,750
4.88%
,
01/15/30 .................. 400 414,750
16,999,622
Metals & Mining — 1.1%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24 ...................... 605 629,011
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 200 212,250
Arconic Corp.
(b)
:
6.00%
,
05/15/25 .................. 165 174,694
6.13%
,
02/15/28 .................. 446 469,921
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 825 849,750
China Hongqiao Group Ltd., 7.13%, 07/22/22 . 200 188,250
Constellium SE
(b)
:
6.63%
,
03/01/25 .................. 250 253,750
5.88%
,
02/15/26 .................. 1,460 1,474,600
5.63%
,
06/15/28 .................. 250 260,500
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 2,226 2,532,075
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 254 277,495
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 79 84,653
Kaiser Aluminum Corp.
(b)
:
6.50%
,
05/01/25 .................. 62 65,720
4.63%
,
03/01/28 .................. 60 59,100
New Gold, Inc.
(b)
:
6.38%
,
05/15/25 .................. 282 290,460
7.50%
,
07/15/27 .................. 230 248,515
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 643 679,330
Novelis Corp.
(b)
:
5.88%
,
09/30/26 .................. 642 662,467
4.75%
,
01/30/30 .................. 760 770,727
Periama Holdings LLC, 5.95%, 04/19/26 .... 365 365,570
United States Steel Corp., 12.00%, 06/01/25
(b)
304 337,440
Vale Overseas Ltd.:
6.25%
,
08/10/26 .................. 171 202,993
3.75%
,
07/08/30 .................. 260 271,827
Vedanta Resources Finance II plc, 8.00%,
04/23/23 ...................... 1,000 624,375
Vedanta Resources Ltd.:
7.13%
,
05/31/23 .................. 800 492,000
12,477,473
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
..................... 18 17,839
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ....... 325 222,625
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 425 443,742
Nordstrom, Inc., 8.75%, 05/15/25
(b)
....... 339 371,277
1,037,644

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 2.9%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 USD 400 $ 432,125
Apache Corp.:
4.88%
,
11/15/27 .................. 135 126,697
5.10%
,
09/01/40 .................. 48 44,065
5.25%
,
02/01/42 .................. 15 13,725
4.75%
,
04/15/43 .................. 158 139,830
4.25%
,
01/15/44 .................. 38 32,205
5.35%
,
07/01/49 .................. 36 31,320
Ascent Resources Utica Holdings LLC, 9.00%,
11/01/27
(b)
..................... 110 106,700
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 200 210,000
Baytex Energy Corp., 8.75%, 04/01/27
(b)
.... 128 56,320
BP Capital Markets plc
(a)(h)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 1,275 1,316,437
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... 1,175 1,227,335
Buckeye Partners LP:
4.13%
,
03/01/25
(b)
................. 32 30,320
3.95%
,
12/01/26 .................. 23 21,333
4.50%
,
03/01/28
(b)
................. 130 123,500
5.85%
,
11/15/43 .................. 69 61,065
5.60%
,
10/15/44 .................. 105 90,562
Callon Petroleum Co.:
6.25%
,
04/15/23 .................. 63 24,570
6.13%
,
10/01/24 .................. 129 46,440
8.25%
,
07/15/25 .................. 265 72,875
6.38%
,
07/01/26 .................. 66 15,840
Cenovus Energy, Inc.:
3.00%
,
08/15/22 .................. 52 51,503
3.80%
,
09/15/23 .................. 29 29,457
5.38%
,
07/15/25 .................. 385 405,931
5.40%
,
06/15/47 .................. 68 67,091
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 170 62,475
Cheniere Energy Partners LP, 5.63%, 10/01/26 215 220,719
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 157 131,487
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
.. 171 158,316
CNX Resources Corp., 7.25%, 03/14/27
(b)
... 131 138,205
Comstock Resources, Inc.:
7.50%
,
05/15/25
(b)
................. 288 285,897
9.75%
,
08/15/26 .................. 547 576,369
Continental Resources, Inc.:
5.00%
,
09/15/22 .................. 170 167,450
4.90%
,
06/01/44 .................. 179 147,952
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(b)
..................... 133 116,541
CrownRock LP, 5.63%, 10/15/25
(b)
....... 875 860,457
CVR Energy, Inc.
(b)
:
5.25%
,
02/15/25 .................. 140 101,850
5.75%
,
02/15/28 .................. 46 31,395
DCP Midstream Operating LP:
5.63%
,
07/15/27 .................. 131 135,768
6.75%
,
09/15/37
(b)
................. 230 218,500
Diamondback Energy, Inc., 3.50%, 12/01/29 . 88 87,504
Enbridge, Inc.
(a)
:
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%
,
01/15/77 .......... 1,825 1,815,875
(LIBOR USD 3 Month + 3.64%), 6.25%
,
03/01/78 ..................... 1,274 1,274,649
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%
,
07/15/80 .......... USD 980 $ 999,278
Endeavor Energy Resources LP
(b)
:
6.63%
,
07/15/25 .................. 124 128,650
5.50%
,
01/30/26 .................. 233 234,165
5.75%
,
01/30/28 .................. 291 301,912
EnLink Midstream Partners LP:
4.85%
,
07/15/26 .................. 17 14,509
5.60%
,
04/01/44 .................. 64 39,520
5.05%
,
04/01/45 .................. 14 8,820
Enterprise Products Operating LLC, Series
E, (LIBOR USD 3 Month + 3.03%), 5.25%,
08/16/77
(a)
..................... 492 464,620
EQM Midstream Partners LP:
6.00%
,
07/01/25
(b)
................. 169 173,225
4.13%
,
12/01/26 .................. 16 15,090
6.50%
,
07/01/27
(b)
................. 237 248,565
EQT Corp.:
3.90%
,
10/01/27 .................. 73 70,103
5.00%
,
01/15/29 .................. 108 108,000
8.75%
,
02/01/30
(k)
................. 54 67,095
Extraction Oil & Gas, Inc.
(b)(d)(g)
:
7.38%
,
05/15/24 .................. 252 61,163
5.63%
,
02/01/26 .................. 56 13,601
Genesis Energy LP:
6.00%
,
05/15/23 .................. 48 43,620
5.63%
,
06/15/24 .................. 60 51,613
6.50%
,
10/01/25 .................. 10 8,300
7.75%
,
02/01/28 .................. 49 40,670
Greenko Dutch BV, 5.25%, 07/24/24 ...... 411 421,018
Greenko Solar Mauritius Ltd.:
5.55%
,
01/29/25 .................. 200 205,062
5.95%
,
07/29/26 .................. 200 210,313
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 189 187,582
Hess Midstream Operations LP, 5.13%,
06/15/28
(b)
..................... 134 133,330
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 91 86,222
HPCL-Mittal Energy Ltd.:
5.45%
,
10/22/26 .................. 200 203,375
5.25%
,
04/28/27 .................. 400 406,875
India Green Energy Holdings:
5.38%
,
04/29/24
(b)
................. 300 300,844
5.38%
,
04/29/24 .................. 250 250,703
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
..................... 280 275,100
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 485 494,852
Matador Resources Co., 5.88%, 09/15/26 ... 332 267,260
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 400 387,375
MEG Energy Corp.
(b)
:
7.00%
,
03/31/24 .................. 345 327,750
6.50%
,
01/15/25 .................. 371 360,798
7.13%
,
02/01/27 .................. 110 98,970
Mongolian Mining Corp., 9.25%, 04/15/24 ... 450 358,875
Murphy Oil Corp., 6.37%, 12/01/42
(k)
...... 11 8,195
Neerg Energy Ltd., 6.00%, 02/13/22 ...... 500 505,156
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 837 863,089
Newfield Exploration Co., 5.75%, 01/30/22 .. 54 54,378
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 174 215,422
NuStar Logistics LP:
5.75%
,
10/01/25 .................. 69 69,471
6.00%
,
06/01/26 .................. 82 80,975

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.:
2.70%
,
08/15/22 .................. USD 215 $ 198,821
2.70%
,
02/15/23 .................. 53 47,435
3.00%
,
02/15/27 .................. 4 3,020
8.88%
,
07/15/30 .................. 24 23,490
4.30%
,
08/15/39 .................. 226 153,680
6.20%
,
03/15/40 .................. 360 292,248
4.50%
,
07/15/44 .................. 51 34,829
4.63%
,
06/15/45 .................. 238 160,650
6.60%
,
03/15/46 .................. 8 6,623
4.40%
,
04/15/46 .................. 190 127,722
4.10%
,
02/15/47 .................. 40 26,137
4.20%
,
03/15/48 .................. 210 136,500
4.40%
,
08/15/49 .................. 68 45,560
Parkland Corp., 5.88%, 07/15/27
(b)
....... 118 121,786
Parsley Energy LLC
(b)
:
5.38%
,
01/15/25 .................. 114 116,565
5.25%
,
08/15/25 .................. 216 222,480
5.63%
,
10/15/27 .................. 22 23,402
4.13%
,
02/15/28 .................. 94 97,812
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 373 331,038
PDC Energy, Inc.:
6.13%
,
09/15/24 .................. 74 71,965
6.25%
,
12/01/25 .................. 48 45,840
5.75%
,
05/15/26 .................. 297 279,923
Petrobras Global Finance BV:
5.30%
,
01/27/25 .................. 326 362,471
8.75%
,
05/23/26 .................. 150 191,250
6.00%
,
01/27/28 .................. 297 332,744
5.60%
,
01/03/31 .................. 674 724,955
Puma International Financing SA
(b)
:
5.13%
,
10/06/24 .................. 400 335,999
5.00%
,
01/24/26 .................. 200 162,938
QEP Resources, Inc.:
5.38%
,
10/01/22 .................. 125 110,000
5.25%
,
05/01/23 .................. 177 140,715
5.63%
,
03/01/26 .................. 106 67,310
Range Resources Corp.:
5.88%
,
07/01/22 .................. 16 16,000
5.00%
,
08/15/22 .................. 45 45,000
5.00%
,
03/15/23 .................. 53 51,422
4.88%
,
05/15/25 .................. 49 45,478
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 154 158,235
ReNew Power Ltd., 6.45%, 09/27/22 ...... 500 511,875
ReNew Power Synthetic, 6.67%, 03/12/24 ... 400 418,625
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(b)
..................... 165 184,589
Santos Finance Ltd., 5.25%, 03/13/29 ..... 200 217,942
SM Energy Co.:
6.13%
,
11/15/22 .................. 118 89,090
10.00%
,
01/15/25
(b)
................ 160 152,300
Southwestern Energy Co., 8.38%, 09/15/28 .. 88 91,960
Sunoco LP:
5.50%
,
02/15/26 .................. 39 39,073
6.00%
,
04/15/27 .................. 4 4,135
Tallgrass Energy Partners LP, 7.50%,
10/01/25
(b)
..................... 71 71,710
Targa Resources Partners LP:
5.88%
,
04/15/26 .................. 16 16,320
5.50%
,
03/01/30
(b)
................. 206 207,071
4.88%
,
02/01/31
(b)
................. 194 189,327
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC
(b)
:
5.00%
,
01/31/28 .................. USD 8 $ 8,783
4.75%
,
01/15/30 .................. 110 118,029
Transcanada Trust, Series 16-A, (LIBOR USD 3
Month + 4.64%), 5.87%, 08/15/76
(a)
..... 2,646 2,811,904
Ultrapar International SA, 5.25%, 06/06/29
(b)
. 486 508,089
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 123 125,546
Western Midstream Operating LP:
4.10%
,
02/01/25
(k)
................. 38 35,801
4.65%
,
07/01/26 .................. 10 9,600
5.05%
,
02/01/30
(k)
................. 89 84,431
5.45%
,
04/01/44 .................. 124 105,400
5.30%
,
03/01/48 .................. 538 433,090
5.50%
,
08/15/48 .................. 23 18,515
6.25%
,
02/01/50
(k)
................. 436 400,488
WPX Energy, Inc.:
8.25%
,
08/01/23 .................. 112 125,720
5.88%
,
06/15/28 .................. 124 126,790
4.50%
,
01/15/30 .................. 262 251,520
Yankuang Group Cayman Ltd., 4.75%, 11/30/20 200 200,293
34,044,223
Paper & Forest Products — 0.0%
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 89 95,134
Suzano Austria GmbH, 3.75%, 01/15/31 .... 180 183,978
279,112
Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
110 115,608
Pharmaceuticals — 0.7%
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
..................... 93 101,688
Bausch Health Cos., Inc.
(b)
:
6.13%
,
04/15/25 .................. 1,275 1,309,106
9.00%
,
12/15/25 .................. 759 829,359
5.75%
,
08/15/27 .................. 151 161,948
7.00%
,
01/15/28 .................. 1,181 1,248,908
5.00%
,
01/30/28 .................. 200 197,676
6.25%
,
02/15/29 .................. 334 344,207
7.25%
,
05/30/29 .................. 340 365,736
5.25%
,
01/30/30 .................. 548 541,177
Catalent Pharma Solutions, Inc., 4.88%,
01/15/26
(b)
..................... 155 158,100
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
..................... 200 202,542
Endo DAC
(b)
:
9.50%
,
07/31/27 .................. 187 200,597
6.00%
,
06/30/28 .................. 182 140,595
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 200 208,188
P&L Development LLC, 7.75%, 11/15/25
(b)
... 66 67,237
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 1,402 1,486,120
7,563,184
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 56 55,790
Dun & Bradstreet Corp. (The)
(b)
:
6.88%
,
08/15/26 .................. 347 371,290
10.25%
,
02/15/27 ................. 476 532,977
Equifax, Inc., 2.60%, 12/15/25 .......... 18 19,315
Jaguar Holding Co. II/PPD Development LP,
5.00%, 06/15/28
(b)
................ 319 332,497
1,311,869

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 5.2%
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(h)
..................... USD 200 $ 200,125
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(h)
..................... 200 203,812
5.75%
,
01/02/25 .................. 1,018 1,010,365
6.05%
,
10/13/25 .................. 280 279,038
Alam Synergy Pte. Ltd., 11.50%, 04/22/21 ... 131 119,395
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24 400 272,750
Celulosa Arauco y Constitucion SA, 4.20%,
01/29/30 ...................... 200 213,125
Central China Real Estate Ltd.:
6.50%
,
03/05/21 .................. 600 600,162
6.75%
,
11/08/21 .................. 250 251,130
6.88%
,
08/08/22 .................. 200 201,500
7.25%
,
04/24/23 .................. 350 351,312
7.65%
,
08/27/23 .................. 200 200,562
7.90%
,
11/07/23 .................. 200 200,563
7.25%
,
08/13/24 .................. 480 468,750
CFLD Cayman Investment Ltd.:
8.63%
,
02/28/21 .................. 400 399,125
6.92%
,
06/16/22 .................. 408 388,748
6.90%
,
01/13/23 .................. 618 574,933
8.60%
,
04/08/24 .................. 800 734,500
China Aoyuan Group Ltd.:
4.80%
,
02/18/21 .................. 400 398,625
7.50%
,
05/10/21 .................. 400 404,020
8.50%
,
01/23/22 .................. 200 205,500
7.95%
,
02/19/23 .................. 1,200 1,257,375
6.35%
,
02/08/24 .................. 365 369,562
China Evergrande Group:
6.25%
,
06/28/21 .................. 200 186,500
9.50%
,
04/11/22 .................. 272 231,710
11.50%
,
01/22/23 ................. 390 325,284
4.25%
,
02/14/23
(l)
................. HKD 6,000 714,619
10.00%
,
04/11/23 ................. USD 733 588,233
12.00%
,
01/22/24 ................. 822 689,966
10.50%
,
04/11/24 ................. 250 196,328
China SCE Group Holdings Ltd.:
5.88%
,
03/10/22 .................. 200 200,218
7.25%
,
04/19/23 .................. 1,100 1,126,469
7.38%
,
04/09/24 .................. 541 553,341
CIFI Holdings Group Co. Ltd.:
5.50%
,
01/23/22 .................. 400 405,000
6.55%
,
03/28/24 .................. 400 421,500
6.45%
,
11/07/24 .................. 411 431,679
6.00%
,
07/16/25 .................. 434 446,206
Country Garden Holdings Co. Ltd.:
6.50%
,
04/08/24 .................. 200 215,375
5.40%
,
05/27/25 .................. 639 688,123
6.15%
,
09/17/25 .................. 800 882,000
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 291 309,551
Easy Tactic Ltd.:
9.13%
,
07/28/22 .................. 412 387,924
5.88%
,
02/13/23 .................. 200 169,102
8.63%
,
02/27/24 .................. 1,000 858,125
8.13%
,
07/11/24 .................. 200 166,875
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 9.34%), 7.00%
(a)(h)
............... USD 700 $ 710,220
Fantasia Holdings Group Co. Ltd.:
8.38%
,
03/08/21 .................. 200 200,062
15.00%
,
12/18/21 ................. 400 428,500
11.75%
,
04/17/22 ................. 600 624,375
12.25%
,
10/18/22 ................. 400 420,875
11.88%
,
06/01/23 ................. 300 311,250
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
83 83,000
Gemdale Ever Prosperity Investment Ltd.,
4.95%, 07/26/22 ................. 200 202,362
Global Prime Capital Pte. Ltd.:
7.25%
,
04/26/21 .................. 200 201,992
5.50%
,
10/18/23 .................. 200 196,062
5.95%
,
01/23/25 .................. 404 389,229
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.08%
,
09/26/21
(a)
.................... 200 196,688
5.60%
,
11/13/22 .................. 200 192,875
6.25%
,
12/16/22 .................. 713 707,875
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 76 76,950
Hopson Capital International Group Co. Ltd.,
6.00%, 02/17/21 ................. 400 398,125
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... 958 963,988
Howard Hughes Corp. (The)
(b)
:
5.38%
,
03/15/25 .................. 100 100,125
5.38%
,
08/01/28 .................. 362 365,620
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(d)(g)
. 200 81,375
Jingrui Holdings Ltd., 9.45%, 04/23/21 ..... 200 196,313
Jinke Properties Group Co. Ltd., 8.38%,
06/20/21 ...................... 450 457,312
Kaisa Group Holdings Ltd.:
6.75%
,
02/18/21 .................. 280 279,737
8.50%
,
06/30/22 .................. 550 536,594
11.95%
,
10/22/22 ................. 412 422,042
11.50%
,
01/30/23 ................. 700 710,719
10.88%
,
07/23/23 ................. 600 594,000
9.75%
,
09/28/23 .................. 624 599,235
11.95%
,
11/12/23 ................. 200 203,250
9.38%
,
06/30/24 .................. 400 361,938
KWG Group Holdings Ltd.:
7.88%
,
09/01/23 .................. 700 730,625
7.40%
,
03/05/24 .................. 200 208,813
5.88%
,
11/10/24 .................. 200 200,187
5.95%
,
08/10/25 .................. 550 542,437
Logan Group Co. Ltd.:
6.88%
,
04/24/21 .................. 300 303,621
6.50%
,
07/16/23 .................. 700 724,937
6.90%
,
06/09/24 .................. 200 211,000
5.75%
,
01/14/25 .................. 400 409,750
5.25%
,
10/19/25 .................. 200 199,684
MAF Sukuk Ltd., 4.64%, 05/14/29 ........ 224 244,370
Modern Land China Co. Ltd., 12.85%, 10/25/21 200 203,563
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24 ...................... 400 156,250
New Metro Global Ltd.:
6.50%
,
04/23/21 .................. 600 603,884
6.50%
,
05/20/22 .................. 251 255,157
6.80%
,
08/05/23 .................. 408 422,025

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Powerlong Real Estate Holdings Ltd.:
6.95%
,
04/17/21 .................. USD 200 $ 201,494
7.13%
,
11/08/22 .................. 400 413,125
6.95%
,
07/23/23 .................. 200 206,062
6.25%
,
08/10/24 .................. 212 213,458
Realogy Group LLC, 7.63%, 06/15/25
(b)
.... 22 23,237
Redsun Properties Group Ltd.:
11.50%
,
03/04/21 ................. 400 405,875
9.95%
,
04/11/22 .................. 400 412,125
10.50%
,
10/03/22 ................. 912 947,625
RKPF Overseas 2019 A Ltd.:
6.70%
,
09/30/24 .................. 200 206,500
6.00%
,
09/04/25 .................. 1,130 1,126,116
Ronshine China Holdings Ltd.:
10.50%
,
03/01/22 ................. 200 209,313
8.75%
,
10/25/22 .................. 765 783,647
8.95%
,
01/22/23 .................. 615 629,145
8.10%
,
06/09/23 .................. 200 202,937
Scenery Journey Ltd.:
11.50%
,
10/24/22 ................. 950 806,906
13.00%
,
11/06/22 ................. 733 633,587
12.00%
,
10/24/23 ................. 626 509,603
Seazen Group Ltd.:
7.50%
,
01/22/21 .................. 200 200,813
6.45%
,
06/11/22 .................. 200 203,562
Shimao Group Holdings Ltd.:
6.38%
,
10/15/21 .................. 550 568,047
5.60%
,
07/15/26 .................. 200 218,687
Shui On Development Holding Ltd.:
6.25%
,
11/28/21 .................. 400 405,625
5.75%
,
11/12/23 .................. 200 199,250
6.15%
,
08/24/24 .................. 835 835,000
Sunac China Holdings Ltd.:
7.88%
,
02/15/22 .................. 400 406,125
7.25%
,
06/14/22 .................. 460 462,731
7.95%
,
10/11/23 .................. 400 405,750
7.50%
,
02/01/24 .................. 513 511,557
6.65%
,
08/03/24 .................. 200 194,438
7.00%
,
07/09/25 .................. 472 457,486
Theta Capital Pte. Ltd., 8.13%, 01/22/25 .... 200 179,625
Times China Holdings Ltd.:
6.75%
,
07/16/23 .................. 1,000 1,028,750
6.75%
,
07/08/25 .................. 700 705,180
VLL International, Inc., 5.75%, 11/28/24 .... 200 197,938
Wanda Group Overseas Ltd., 7.50%, 07/24/22 670 636,919
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 250 245,000
Xinyuan Real Estate Co. Ltd., 7.75%, 02/28/21 200 190,125
Yango Justice International Ltd.:
6.80%
,
03/11/21 .................. 400 399,125
10.00%
,
02/12/23 ................. 450 473,484
9.25%
,
04/15/23 .................. 249 258,882
8.25%
,
11/25/23 .................. 472 478,933
Yanlord Land HK Co. Ltd.:
6.75%
,
04/23/23 .................. 800 831,250
6.80%
,
02/27/24 .................. 660 689,906
Yuzhou Group Holdings Co. Ltd.:
8.63%
,
01/23/22 .................. 200 206,500
8.50%
,
02/04/23 .................. 200 209,375
6.00%
,
10/25/23 .................. 400 395,000
8.50%
,
02/26/24 .................. 1,000 1,040,312
8.38%
,
10/30/24 .................. 200 207,063
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
8.30%
,
05/27/25 .................. USD 200 $ 202,438
7.85%
,
08/12/26 .................. 200 195,062
Zhenro Properties Group Ltd.:
5.60%
,
02/28/21 .................. 200 198,750
9.15%
,
03/08/22 .................. 600 615,188
8.70%
,
08/03/22 .................. 200 203,813
9.15%
,
05/06/23 .................. 200 207,687
8.30%
,
09/15/23 .................. 618 627,463
59,751,690
Road & Rail — 0.3%
JSL Europe SA, 7.75%, 07/26/24 ........ 485 493,063
Lima Metro Line 2 Finance Ltd., 4.35%,
04/05/36
(b)
..................... 200 219,750
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 200 208,303
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 427 446,749
Uber Technologies, Inc.
(b)
:
7.50%
,
05/15/25 .................. 427 448,884
8.00%
,
11/01/26 .................. 778 819,817
7.50%
,
09/15/27 .................. 195 203,824
6.25%
,
01/15/28 .................. 156 158,145
2,998,535
Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc.:
4.70%
,
04/15/25 .................. 276 313,841
3.15%
,
11/15/25 .................. 83 89,456
403,297
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 266 280,630
Ascend Learning LLC:
6.88%
,
08/01/25
(b)
................. 1,690 1,735,060
Boxer Parent Co., Inc.
(b)
:
7.13%
,
10/02/25 .................. 288 308,771
9.13%
,
03/01/26 .................. 596 633,250
BY Crown Parent LLC
(b)
:
7.38%
,
10/15/24 .................. 527 532,270
4.25%
,
01/31/26 .................. 41 41,513
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 255 242,250
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 1,918 1,917,175
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24
(b)
............ 939 990,833
Solera LLC, 10.50%, 03/01/24
(b)
......... 675 700,832
Veritas US, Inc.
(b)
:
7.50%
,
02/01/23 .................. 222 220,890
7.50%
,
09/01/25 .................. 654 663,221
8,266,695
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
(b)
:
4.50%
,
03/01/28 .................. 41 41,717
4.75%
,
03/01/30 .................. 10 10,325
eG Global Finance plc
(b)
:
6.75%
,
02/07/25 .................. 400 392,000
8.50%
,
10/30/25 .................. 228 232,894
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 82 93,763
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 21 21,026
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 80,257
L Brands, Inc.
(b)
:
6.88%
,
07/01/25 .................. 275 294,794
6.63%
,
10/01/30 .................. 73 76,650
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
.... 49 47,898
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 100 104,750

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Penske Automotive Group, Inc., 5.50%,
05/15/26 ...................... USD 70 $ 72,231
PetSmart, Inc.
(b)
:
7.13%
,
03/15/23 .................. 175 175,219
5.88%
,
06/01/25 .................. 467 477,405
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 312 318,240
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 1,371 1,446,405
Staples, Inc., 7.50%, 04/15/26
(b)
......... 536 501,160
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
200 207,628
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 323 331,075
4,925,437
Technology Hardware, Storage & Peripherals — 0.1%
(b)
Diebold Nixdorf, Inc., 9.38%, 07/15/25 ..... 65 68,981
NCR Corp.:
8.13%
,
04/15/25 .................. 40 44,000
5.75%
,
09/01/27 .................. 39 40,194
5.00%
,
10/01/28 .................. 70 69,300
6.13%
,
09/01/29 .................. 343 359,293
5.25%
,
10/01/30 .................. 72 71,280
653,048
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... 63 66,307
Levi Strauss & Co., 5.00%, 05/01/25 ...... 75 76,875
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 200 35,813
William Carter Co. (The), 5.50%, 05/15/25
(b)
.. 36 37,800
216,795
Thrifts & Mortgage Finance — 0.2%
Freedom Mortgage Corp., 7.63%, 05/01/26
(b)
. 44 43,863
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... 385 401,362
LD Holdings Group LLC, 6.50%, 11/01/25
(b)
.. 32 32,480
MGIC Investment Corp., 5.25%, 08/15/28 ... 125 128,437
Mongolian Mortgage Corp. HFC LLC:
9.75%
,
01/29/22 .................. 800 776,250
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%
,
01/15/27 .................. 197 197,000
5.50%
,
08/15/28 .................. 253 252,368
1,831,760
Trading Companies & Distributors — 0.1%
(b)
Brightstar Escrow Corp., 9.75%, 10/15/25 ... 54 53,850
Fortress Transportation & Infrastructure
Investors LLC, 9.75%, 08/01/27 ....... 27 28,721
WESCO Distribution, Inc.:
7.13%
,
06/15/25 .................. 554 596,935
7.25%
,
06/15/28 .................. 385 421,575
1,101,081
Transportation Infrastructure — 0.0%
(h)
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)
................. 233 243,485
Royal Capital BV, 5.88% ............. 200 202,062
445,547
Wireless Telecommunication Services — 0.7%
Comunicaciones Celulares SA, 6.88%,
02/06/24
(b)
..................... 273 279,142
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 1,810 1,823,032
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 9 9,472
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
.... 475 496,227
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(b)(i)
........... 255 240,318
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Millicom International Cellular SA:
5.13%
,
01/15/28 .................. USD 527 $ 553,021
4.50%
,
04/27/31
(b)
................. 360 364,950
Sprint Corp.:
7.13%
,
06/15/24 .................. 45 51,759
7.63%
,
02/15/25 .................. 274 323,320
7.63%
,
03/01/26 .................. 173 210,536
VEON Holdings BV, 4.00%, 04/09/25
(b)
..... 252 263,104
Vodafone Group plc, (USD Swap Semi 5 Year +
4.87%), 7.00%, 04/04/79
(a)
........... 2,305 2,735,625
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
400 421,750
7,772,256
Total Corporate Bonds — 34.3%
(Cost: $392,595,614) .............................. 395,709,624
Equity-Linked Notes — 19.3%
Aerospace & Defense — 0.1%
Royal Dutch Shell plc (L3Harris Technologies,
Inc.), 13.59%, 12/15/20 .............. 7 1,176,464
Air Freight & Logistics — 0.2%
(b)
Bank of Montreal (FedEx Corp.),
24.61%, 12/16/20 ................. 3 828,253
JPMorgan Structured Products BV (Deutsche
Post AG), 17.78%, 11/09/20 .......... EUR 27 1,190,823
2,019,076
Automobiles — 0.1%
Merrill Lynch International & Co. (Ford Motor
Co.), 18.37%, 02/04/21 .............. USD 72 575,007
Merrill Lynch International & Co. (Tesla, Inc.),
29.44%, 01/07/21 ................. 2 971,986
1,546,993
Banks — 1.1%
Bank of Montreal (Bank of America Corp.),
15.91%, 01/13/21
(b)
................ 46 1,085,799
Bank of Montreal ( Truist Financial Corp.),
15.26%, 01/13/21
(b)
................ 13 547,351
Bank of Montreal (Wells Fargo & Co.),
15.87%, 01/13/21
(b)
................ 29 638,357
Barclays Bank plc (Citigroup, Inc.),
14.66%, 01/15/21 ................. 16 659,910
Barclays Bank plc (JPMorgan Chase & Co.):
15.63%, 11/19/20 - 01/13/21 .......... 58 5,697,409
12.06%, 02/25/21 ................. 7 667,816
Barclays Bank plc (US BanCorp. ):
18.88%, 11/18/20 ................. 39 1,502,512
14.79%, 01/14/21 ................. 11 412,413
BNP Paribas SA (PNC Financial Services
Group, Inc. (The)), 19.89%, 11/18/20 .... 14 1,548,391
Royal Bank of Canada (First Republic Bank),
11.34%, 01/13/21
(b)
................ 3 420,666
13,180,624
Beverages — 0.6%
Barclays Bank plc (PepsiCo., Inc.),
11.00%, 11/19/20 .................. 21 2,870,265
BNP Paribas SA (Coca-Cola Co. (The)),
9.92%, 11/18/20 .................. 78 3,753,391
Credit Suisse AG (Monster Beverage Corp.),
9.05%, 11/06/20 .................. 7 548,931
7,172,587

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Biotechnology — 0.2%
JPMorgan Structured Products BV (AbbVie,
Inc.), 14.82%, 12/03/20
(b)
............ USD 32 $ 2,715,669
Capital Markets — 0.8%
Bank of Montreal (Goldman Sachs Group, Inc.
(The)), 12.40%, 01/14/21
(b)
........... 3 618,968
Barclays Bank plc (S&P Global, Inc.):
11.02%, 11/27/20
(b)
................. 4 1,357,825
9.32%, 12/21/20 .................. 5 1,457,897
JPMorgan Structured Products BV ( Moelis &
Co.), 10.36%, 12/04/20
(b)
............. EUR 4 1,800,541
JPMorgan Structured Products BV (Nasdaq,
Inc.), 14.58%, 12/09/20
(b)
............ USD 7 849,725
Merrill Lynch International & Co. (Bank of New
York Mellon Corp. (The)), 12.55%, 01/15/21 7 252,453
Merrill Lynch International & Co. (Morgan
Stanley), 14.45%, 01/15/21 ........... 21 1,049,335
Merrill Lynch International & Co. (State Street
Corp.), 15.76%, 01/15/21 ............ 4 249,386
Nomura Bank International plc (MSCI, Inc.),
13.09%, 12/21/20 ................. 3 1,184,392
8,820,522
Chemicals — 0.7%
Barclays Bank plc (PPG Industries, Inc.),
13.66%, 01/14/21 ................. 6 724,748
BNP Paribas SA (Dow, Inc.):
15.08%, 11/18/20 ................. 29 1,327,907
19.25%, 01/07/21 ................. 25 1,142,891
Citigroup Global Markets Holdings, Inc. (DuPont
de Nemours, Inc.), 14.01%, 01/29/21
(b)
... 10 582,367
Merrill Lynch International & Co. (Air Products
and Chemicals, Inc.), 10.91%, 11/05/20 ... 2 586,000
Nomura Bank International plc ( LyondellBasell
Industries NV), 20.59%, 11/03/20 ....... 17 1,145,622
Royal Bank of Canada (Scotts Miracle- Gro Co.
(The)), 12.56%, 11/04/20
(b)
........... 4 561,794
UBS AG (Sherwin-Williams Co. (The)),
7.80%, 12/21/20 .................. 2 1,495,924
7,567,253
Commercial Services & Supplies — 0.3%
Merrill Lynch International & Co. (Waste
Management, Inc.), 9.08%, 11/25/20 ..... 14 1,465,512
Royal Bank of Canada (Cintas Corp.),
10.15%, 12/16/20
(b)
................ 3 1,092,636
UBS AG ( Copart , Inc.), 13.20%, 11/16/20 .... 14 1,542,865
4,101,013
Construction Materials — 0.0%
Merrill Lynch International & Co. (Martin
Marietta Materials, Inc.), 13.25%, 02/10/21 2 440,096
Consumer Finance — 0.1%
Nomura Bank International plc (Capital One
Financial Corp.), 17.09%, 12/21/20 ...... 16 1,183,881
Royal Bank of Canada (Ally Financial, Inc.),
18.57%, 01/15/21
(b)
................ 10 259,021
1,442,902
Diversified Financial Services — 0.4%
Royal Bank of Canada (Berkshire Hathaway,
Inc.), 8.75%, 11/03/20
(b)
............. 25 5,001,011
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.5%
Merrill Lynch International & Co. (Verizon
Communications, Inc.), 8.76%, 12/09/20 .. USD 45 $ 2,565,829
Royal Bank of Canada (AT&T, Inc.),
10.01%, 11/18/20
(b)
................ 104 2,836,630
5,402,459
Electric Utilities — 0.2%
Royal Bank of Canada (NextEra Energy, Inc.),
13.84%, 12/09/20
(b)
................ 8 2,379,108
Electrical Equipment — 0.0%
Credit Suisse AG (Emerson Electric Co.),
12.70%, 11/03/20 ................. 9 595,915
Electronic Equipment, Instruments & Components — 0.3%
Barclays Bank plc (Corning, Inc.):
16.95%, 11/23/20 ................. 37 1,191,255
20.05%, 12/21/20 ................. 37 1,193,382
Royal Bank of Canada (Amphenol Corp.),
13.50%, 12/09/20
(b)
................ 10 1,167,873
3,552,510
Energy Equipment & Services — 1.0%
Credit Suisse AG (Real Time Measurements,
Inc.):
7.10%, 01/13/21 - 01/20/21 ........... 3 4,604,347
7.15%, 01/14/21 .................. 1 2,301,749
7.20%, 01/15/21 .................. 1 2,302,454
7.05%, 01/19/21 .................. 1 2,302,598
11,511,148
Entertainment — 0.3%
Merrill Lynch International & Co. (Netflix, Inc.),
17.69%, 11/23/20 ................. 2 1,124,661
Royal Bank of Canada (Walt Disney Co (The)),
12.13%, 11/04/20
(b)
................ 18 2,213,781
3,338,442
Equity Real Estate Investment Trusts (REITs) — 0.3%
Merrill Lynch International & Co. (American
Tower Corp.), 16.44%, 11/25/20 ........ 9 1,982,688
Merrill Lynch International & Co. (Sun
Communities, Inc.), 15.62%, 01/07/21 .... 7 1,004,076
2,986,764
Food & Staples Retailing — 0.6%
Barclays Bank plc (Albertsons Cos, Inc.),
17.72%, 01/12/21 ................. 60 894,594
BNP Paribas SA (Walmart, Inc.),
12.31%, 12/14/20 ................. 18 2,441,843
Citigroup Global Markets Holdings, Inc.
(Walgreens Boots Alliance, Inc.),
12.47%, 01/14/21
(b)
................ 11 383,471
Royal Bank of Canada (Costco Wholesale
Corp.), 12.13%, 12/07/20
(b)
........... 6 2,305,298
Royal Bank of Canada (Kroger Co. (The)),
13.30%, 12/07/20
(b)
................ 32 1,022,112
7,047,318
Food Products — 0.2%
Merrill Lynch International & Co. (General Mills,
Inc.), 9.17%, 12/16/20 .............. 15 871,931
Royal Bank of Canada (Hershey Co (The)),
8.48%, 11/18/20
(b)
................. 9 1,187,584
Royal Bank of Canada (Kellogg Co.),
8.14%, 02/05/21 .................. 7 436,920
2,496,435

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.6%
JPMorgan Structured Products BV (Abbott
Laboratories)
(b)
:
11.52%, 11/20/20 .................. USD 31 $ 3,099,775
12.04%, 12/09/20 ................. 19 1,948,152
Merrill Lynch International & Co. (Danaher
Corp.):
13.13%, 01/07/21 ................. 6 1,475,010
12.67%, 02/18/21 ................. 3 739,182
7,262,119
Health Care Providers & Services — 1.1%
Bank of Montreal (UnitedHealth Group, Inc.):
12.63%, 11/18/20 ................. 14 4,397,088
9.87%, 01/14/21
(b)
................. 4 1,305,681
7.78%, 02/25/21
(b)
................. 2 652,302
BNP Paribas SA (Quest Diagnostics, Inc.):
12.07%, 01/07/21 ................. 5 584,428
12.56%, 02/18/21 ................. 5 585,079
Credit Suisse AG (Humana, Inc.),
7.75%, 11/04/20 .................. 4 1,487,029
Nomura Bank International plc (CVS Health
Corp.), 7.99%, 12/18/20 ............. 23 1,314,896
Royal Bank of Canada (Cardinal Health, Inc.),
16.34%, 11/04/20
(b)
................ 22 1,019,587
Societe Generale SA (Anthem, Inc.),
11.49%, 12/02/20 ................. 4 1,136,338
12,482,428
Hotels, Restaurants & Leisure — 0.3%
Barclays Bank plc (Hilton Worldwide Holdings,
Inc.), 17.61%, 12/02/20 .............. 18 1,531,641
Royal Bank of Canada (McDonald's Corp.),
9.76%, 11/23/20
(b)
................. 12 2,458,974
3,990,615
Household Durables — 0.1%
(b)
Citigroup Global Markets Holdings, Inc. ( Tempur
Sealy International, Inc.), 19.65%, 02/12/21 3 290,012
Citigroup Global Markets Holdings, Inc. (Toll
Brothers, Inc.), 16.32%, 12/07/20 ....... 16 706,781
996,793
Household Products — 0.6%
Bank of Montreal (Procter & Gamble Co. (The)),
8.96%, 01/22/21
(b)
................. 32 4,364,455
Royal Bank of Canada (Kimberly-Clark Corp.),
7.36%, 11/18/20
(b)
................. 8 1,124,327
Royal Dutch Shell plc (Colgate-Palmolive Co.),
11.39%, 12/15/20 ................. 19 1,460,971
6,949,753
Industrial Conglomerates — 0.2%
Nomura Bank International plc (Honeywell
International, Inc.), 10.62%, 11/23/20 .... 15 2,448,071
Insurance — 0.2%
Bank of Montreal (Progressive Corp. (The)),
12.25%, 01/14/21
(b)
................ 4 380,775
Merrill Lynch International & Co. (Prudential
Financial, Inc.), 18.01%, 11/04/20 ....... 9 570,946
Royal Dutch Shell plc (Aon plc),
9.75%, 12/15/20 .................. 6 1,164,971
2,116,692
Interactive Media & Services — 1.1%
Barclays Bank plc (Alphabet, Inc.):
11.15%, 12/03/20 ................. 2 2,503,084
13.10%, 01/07/21 ................. 2 2,904,096
11.81%, 02/11/21 .................. 2 2,904,096
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Royal Dutch Shell plc (Facebook, Inc.):
12.91%, 01/07/21 ................. USD 8 $ 2,200,606
14.45%, 02/11/21 ................. 8 2,200,606
12,712,488
Internet & Direct Marketing Retail — 0.5%
Royal Dutch Shell plc (Amazon.com, Inc.):
14.50%, 01/07/21 ................. 1 2,888,865
14.93%, 02/11/21 ................. 1 2,888,865
5,777,730
IT Services — 0.4%
Barclays Bank plc (Fiserv, Inc.),
20.13%, 12/21/20 ................. 16 1,495,596
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 10.90%, 02/05/21 ...... 4 288,767
Royal Dutch Shell plc ( Mastercard , Inc.),
15.80%, 12/15/20 ................. 10 2,929,122
4,713,485
Life Sciences Tools & Services — 0.3%
(b)
Royal Bank of Canada (Charles River
Laboratories International, Inc.),
15.42%, 11/04/20 ................. 3 772,358
Royal Bank of Canada ( Thermo Fisher
Scientific, Inc.), 13.77%, 12/09/20 ....... 6 2,896,101
3,668,459
Machinery — 0.3%
Barclays Bank plc (Deere & Co.),
14.26%, 01/08/21 ................. 9 1,863,731
Royal Bank of Canada (PACCAR, Inc.),
12.33%, 01/22/21
(b)
................ 13 1,152,030
3,015,761
Media — 0.3%
Royal Bank of Canada (Interpublic Group of
Cos., Inc. (The)), 21.42%, 12/09/20
(b)
.... 39 705,507
Royal Dutch Shell plc (Altice USA, Inc.),
14.35%, 12/15/20 ................. 33 888,374
Royal Dutch Shell plc (Charter
Communications, Inc.), 16.62%, 12/15/20 . 2 1,446,348
3,040,229
Metals & Mining — 0.1%
Barclays Bank plc (Steel Dynamics, Inc.),
16.79%, 01/22/21 ................. 23 734,835
Multiline Retail — 0.3%
Citigroup Global Markets Holdings, Inc. (Dollar
Tree, Inc.), 12.61%, 11/30/20
(b)
......... 11 1,014,432
Credit Suisse AG (Dollar General Corp.),
12.25%, 12/03/20 ................. 11 2,286,539
3,300,971
Multi-Utilities — 0.1%
Credit Suisse AG (Sempra Energy),
9.45%, 12/17/20 .................. 8 1,024,137
Oil, Gas & Consumable Fuels — 0.1%
Royal Bank of Canada (Pioneer Natural
Resources Co.), 16.98%, 11/04/20
(b)
..... 11 877,077
Personal Products — 0.2%
Barclays Bank plc (Estee Lauder Cos, Inc.
(The)), 11.49%, 01/08/21 ............ 10 2,148,779
Pharmaceuticals — 1.0%
Citigroup Global Markets Holdings, Inc. (Zoetis,
Inc.), 11.39%, 12/02/20
(b)
............. 11 1,758,149
Nomura Bank International plc (Pfizer, Inc.),
16.08%, 11/27/20 ................. 74 2,625,153

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Royal Bank of Canada (Johnson & Johnson):
10.50%, 11/20/20 ................. USD 38 $ 5,305,720
8.13%, 01/26/21
(b)
................. 14 1,914,628
11,603,650
Professional Services — 0.1%
Nomura Bank International plc (TransUnion),
9.87%, 12/21/20 .................. 9 745,244
Road & Rail — 0.1%
Royal Bank of Canada (Kansas City Southern),
15.55%, 11/23/20
(b)
................ 6 949,642
Semiconductors & Semiconductor Equipment — 0.3%
Barclays Bank plc (NVIDIA Corp.),
18.60%, 11/25/20 ................. 4 1,775,436
Merrill Lynch International & Co. (Broadcom,
Inc.), 13.55%, 12/11/20 .............. 4 1,501,831
3,277,267
Software — 1.9%
Citigroup Global Markets Holdings, Inc.
(Microsoft Corp.)
(b)
:
13.70%, 11/18/20 ................. 24 4,936,149
16.30%, 12/21/20 ................. 18 3,665,971
Merrill Lynch International & Co. (Adobe, Inc.),
10.30%, 12/09/20 ................. 6 2,917,581
Merrill Lynch International & Co. (Cadence
Design Systems, Inc.), 11.11%, 01/13/21 .. 15 1,591,559
Merrill Lynch International & Co. (Synopsys,
Inc.), 12.18%, 11/25/20 .............. 8 1,786,337
Merrill Lynch International & Co. (Workday,
Inc.), 22.35%, 12/03/20 .............. 4 748,344
Nomura Holdings, Inc. (salesforce.com, Inc.),
18.70%, 12/03/20 ................. 11 2,707,297
Royal Bank of Canada (ANSYS, Inc.),
13.07%, 11/05/20
(b)
................ 4 1,180,891
Royal Bank of Canada ( ServiceNow , Inc.),
14.48%, 01/29/21 ................. 2 1,171,893
Royal Dutch Shell plc (Fortinet, Inc.),
12.10%, 12/15/20 ................. 8 864,362
21,570,384
Specialty Retail — 0.6%
Barclays Bank plc (Advance Auto Parts, Inc.),
16.03%, 11/13/20 ................. 6 831,792
Barclays Bank plc (Home Depot, Inc. (The)),
14.28%, 12/14/20 ................. 13 3,406,199
BNP Paribas SA (Lowe's Cos, Inc.),
16.01%, 11/13/20 ................. 9 1,490,268
Merrill Lynch International & Co. (O'Reilly
Automotive, Inc.), 7.20%, 02/05/21 ...... 2 716,466
Merrill Lynch International & Co. ( Ulta Beauty,
Inc.), 12.41%, 12/07/20 .............. 4 938,613
7,383,338
Technology Hardware, Storage & Peripherals — 0.2%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.), 14.06%, 01/08/21
(b)
............ 6 2,674,142
Textiles, Apparel & Luxury Goods — 0.1%
Royal Bank of Canada ( Kering SA),
13.07%, 12/04/20
(b)
................ 2 902,867
Tobacco — 0.2%
Royal Bank of Canada (Altria Group, Inc.),
16.12%, 11/27/20
(b)
................ 51 1,862,903
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (United Rentals, Inc.),
14.78%, 01/29/21 ................. USD 2 $ 290,067
Total Equity-Linked Notes — 19.3%
(Cost: $229,620,875) .............................. 223,014,235
Floating Rate Loan Interests — 5.8%
Aerospace & Defense — 0.1%
(a)
Bleriot US Bidco , Inc., Delayed Draw Term
Loan, (LIBOR USD 3 Month + 4.75%),
4.97%
,
 10/31/26 .................. 11 11,284
Bleriot US Bidco , Inc., Term Loan, (LIBOR USD
3 Month + 4.75%), 4.97%
,
 10/30/26 ..... 73 72,217
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 384 342,059
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 206 183,902
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, 11/28/23
(m)
.................. 144 136,393
TransDigm , Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 12/09/25 ...... 27 25,521
TransDigm , Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 08/22/24 ...... 447 420,205
1,191,581
Airlines — 0.1%
(a)
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.89%
,
 01/29/27 . 408 301,684
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.14%, 04/28/23 ................ 179 147,824
(LIBOR USD 1 Month + 2.00%),
2.15%, 12/15/23 ................ 27 22,030
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 89 88,375
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 363 318,251
878,164
Auto Components — 0.1%
(a)
Clarios Global LP,1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 04/30/26 . 572 554,885
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 02/05/26 .................. 338 325,096
879,981
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%
,
 01/01/38
(a)
..... 324 315,731
Building Products — 0.1%
(a)
CPG International LLC, Term Loan, 05/05/24
(m)
270 269,553
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ...... 462 453,925
723,478
Capital Markets — 0.0%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.40%
,
 04/12/24
(c)
.... 144 141,384
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 .................. 102 100,343

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.22%
,
 05/29/26 ............ USD 210 $ 109,755
351,482
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan B1, 01/31/24
(m)
..... 357 349,818
Aruba Investments, Inc., Term Loan, 10/28/27
(c)
(m)
............................ 92 91,310
Ascend Performance Materials LLC, Term
Loan, (LIBOR USD 3 Month + 5.25%),
6.25%
,
 08/27/26 .................. 297 295,515
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.97%
,
 06/01/24 ............ 213 206,004
Chemours Co. (The), Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/03/25 . 73 69,779
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 115 108,885
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27 ..... 354 347,998
Invictus US LLC, 1st Lien Term Loan,
03/28/25
(m)
...................... 72 69,617
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 01/01/38 .................. 215 209,510
Momentive Performance Materials, Inc., 1st
LienTerm Loan, 05/15/24
(m)
........... 203 192,284
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 10/01/25 ..... 36 34,632
OXEA Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 10/14/24 .................. 304 289,969
Road Infrastructure Investment Holdings, Inc.,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 06/13/23 ............ 266 240,992
2,506,313
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%
,
 07/10/26 .................. 248 242,739
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.64%
,
 09/07/27 . 255 254,204
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 474 439,935
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.26%
,
 09/06/24 ...... 355 338,978
Intrado Corporation, Term Loan B, (LIBOR USD
3 Month + 4.00%), 5.00%
,
 10/10/24 ..... 146 135,679
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
3.25%), 4.25%
,
 09/23/26 ............ 212 209,531
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.47%
,
 07/30/25
(c)
................. 44 41,096
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 707 682,687
Trugreen Ltd. Partnership, 1st Lien Term
Loan
(c)
:
(LIBOR USD 1 Month + 3.75%),
3.90%, 03/19/26 ................ 203 201,318
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
(LIBOR USD 1 Month + 3.75%),
3.90%, 03/19/26 ................ USD 81 $ 80,125
2,626,292
Construction & Engineering — 0.0%
(a)
American Residential Services LLC, 1st Lien
Term Loan, 10/15/27
(m)
.............. 108 106,380
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 2 Month + 3.50%),
4.50%
,
 07/31/25
(c)
................. 21 20,842
Pike Corp., Term Loan, (LIBOR USD 3 Month +
2.00%), 3.16% - 5.25%
,
 07/24/26 ....... 65 63,798
Ply Gem Midco , Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.90%
,
 04/12/25 ..... 89 87,223
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 05/23/25 ..... 289 279,524
557,767
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, 01/15/27
(m)
........... 363 352,421
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 286 276,968
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 153 151,948
781,337
Containers & Packaging — 0.2%
(a)
Berry Global, Inc., Term Loan W, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 10/01/22 ...... 80 79,064
Berry Global, Inc., Term Loan Y, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 07/01/26 ...... 148 143,562
BWAY Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.48%
,
 04/03/24 ...... 354 330,000
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 05/16/24 .................. 360 350,617
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 12/29/23 . 286 278,323
Graham Packaging Co., Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 08/04/27 .................. 71 70,349
Pactiv Evergreen Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.90%
,
 02/05/23 . 254 249,197
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 02/05/26 . 214 208,650
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 08/18/27 .................. 105 104,519
1,814,281
Distributors — 0.0%
Pai Holdco, Inc., Term Loan, 10/26/27
(a) (m)
... 79 78,359
Diversified Consumer Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.65%
,
 04/04/24 ...... 288 278,731
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65% - 3.65%
,
 01/29/27 ....... 54 51,576
Ascend Learning LLC, Term Loan, 07/12/24
(m)
64 63,280
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 227 219,265

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . USD 306 $ 310,532
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 317 303,375
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.50%), 5.65% -
5.76%
,
 08/04/25 .................. 190 156,776
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ...... 443 438,517
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 . 131 126,703
1,948,755
Diversified Financial Services — 0.3%
(a)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/31/26 .................. 139 134,020
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 08/05/27
(c)
111 110,167
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.46%
,
 10/30/26
(c)
..... 178 172,328
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.41%
,
 11/18/24 .................. 104 102,762
Connect Finco SARL, Term Loan, 12/11/26
(m)
. 725 708,622
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 529 519,705
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 07/11/25 .................. 403 371,688
LEB Holdings (USA), Inc., Term Loan B,
09/25/27
(m)
...................... 89 87,925
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 312 306,281
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.65% -
2.71%
,
 01/23/25 .................. 229 192,070
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
9.00%
,
 02/28/25 .................. 193 181,686
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 12/20/24 . 145 138,850
White Cap Buyer, LLC, Term Loan, (LIBOR
USD 6 Month + 0.00%), 4.50%
,
 10/19/27 . 141 138,809
Ziggo Finance Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 04/30/28 .................. 209 200,260
3,365,173
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.90%, 07/15/25 ................ 54 51,834
(LIBOR USD 1 Month + 2.75%),
2.90%, 01/31/26 ................ 349 332,018
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%
,
 08/14/26 ..... 348 336,773
Cablevision Lightpath LLC, Term Loan,
09/29/27
(m)
...................... 74 72,890
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 .................. USD 156 $ 154,440
Frontier Communications Corporation, Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. 198 195,772
GCI Holdings LLC, Term Loan B, 10/15/25
(m)
. 153 150,514
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 11/04/26 ..... 252 251,088
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 03/01/27 . 145 139,707
MTN Infrastructure TopCo , Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 215 209,044
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.64%
,
 04/30/27 .................. 113 112,154
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(m)
...................... 107 104,841
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/09/27 . 1,085 1,043,396
3,154,471
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 01/15/25 .................. 73 71,047
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 12/13/25 . 137 131,863
202,910
Electrical Equipment — 0.0%
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 02/12/25
(a)
171 168,475
Entertainment — 0.1%
(a)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 11/27/26 .................. 136 129,713
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 267 233,798
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.94%
,
 10/19/26 .................. 365 338,466
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/30/25 .................. 8 7,816
UFC Holdings, LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 04/29/26 .................. 85 82,763
William Morris Endeavor Entertainment
LLC,  1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.90%
,
 05/18/25 ...... 374 316,677
1,109,233
Equity Real Estate Investment Trusts (REITs) — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/21/25 .................. 110 104,777
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.15%
,
 05/11/24 .. 76 71,626
176,403

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.84%
,
 05/23/25 ..... USD 202 $ 194,402
H-Food Holdings LLC, Term Loan B2,
05/23/25
(m)
...................... 131 126,246
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 06/27/23 ...... 316 301,512
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 09/13/26 ...... 160 151,559
773,719
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 11/19/26 .................. 182 174,600
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.65%
,
 10/01/25 .................. 177 174,567
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 03/11/25 .................. 84 80,150
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.65%
,
 10/10/26 ...... 18 17,660
Chobani LLC, Term Loan B, 10/20/27
(m)
..... 372 365,955
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/29/27 .................. 510 490,264
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.90%
,
 01/31/28 .................. 38 37,073
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 2.25%),
3.00%
,
 08/03/25 .................. 107 104,299
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 05/15/24 .................. 144 140,592
Pathway Vet Alliance LLC, 1st Lien Term Loan:
 03/31/27
(m)
...................... 5 5,224
(LIBOR USD 1 Month + 4.00%),
4.15%, 03/31/27 ................ 66 63,958
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 09/23/27 .................. 81 79,903
1,734,245
Health Care Equipment & Supplies — 0.0%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%
,
 12/11/26
(a)
................. 564 561,451
Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25
(a)
108 107,062
Azalea TopCo , Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%), 3.65% -
3.71%
,
 07/24/26
(a)
................. 332 319,469
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23
(a)
................. 303 294,945
Dentalcorp Health Services ULC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/06/25
(a)
................. 95 91,136
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 10/10/25
(a)
242 172,133
Eyecare Partners LLC,  Delayed Draw 1st Lien
Term Loan, 02/18/27
(a) (m)
............. 32 30,008
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27
(a)
................. USD 135 $ 127,963
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(a) (m)
..................... 64 58,050
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23
(a)
................. 137 134,889
nThrive , Inc., Term Loan B2, (LIBOR USD 1
Month + 4.50%), 5.50%
,
 10/20/22
(a)
..... 158 141,839
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/06/26
(a)
294 287,482
Ortho-Clinical Diagnostics, Inc., Term Loan,
06/30/25
(a) (m)
..................... 330 318,447
Precision Medicine Group LLC, Delayed Draw
Term Loan, 4.25%
,
 10/29/27
(n)
......... 28 27,308
Precision Medicine Group LLC, Term Loan,
4.25%
,
 10/29/27
(n)
................. 213 209,359
Team Health Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 02/06/24
(a)
29 23,391
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27
(a)
................. 202 199,876
Wink Holdco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 12/02/24
(a)
226 224,506
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.50%
,
 08/13/26
(a)
207 204,134
2,971,997
Health Care Technology — 0.0%
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24
(a)
................. 279 272,446
Hotels, Restaurants & Leisure — 0.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/02/26 .................. 111 96,651
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 132 131,505
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 12/23/24 .................. 337 315,079
Caesars Resort Collection LLC, Term Loan B1,
(LIBOR USD 1 Month + 4.50%), 4.65% -
4.65%
,
 07/21/25 .................. 290 280,736
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 182 170,805
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%
,
 07/10/25 . 135 135,211
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 23 26,188
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 277 243,204
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(c)
................. 73 70,445
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 267 253,262
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 04/03/25 ...... 109 106,102
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 49 41,007

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%
,
 12/10/24 . USD 157 $ 156,781
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/14/24 .................. 110 102,424
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 183 174,913
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.90%
,
 07/31/26 ...... 252 244,984
2,549,297
Household Durables — 0.0%
Weber Stephen Products LLC, Term Loan B,
10/30/27
(a) (m)
..................... 133 131,588
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 08/12/26
(a)
..... 217 210,916
Industrial Conglomerates — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 03/03/25 .................. 550 419,569
Filtration Group Corp., Term Loan, 03/31/25
(m)
288 279,948
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Week + 3.75%), 4.50%
,
 03/29/25 .. 130 128,158
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 03/02/27 ...... 776 760,299
1,587,974
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 05/09/25 .................. 498 478,423
AmWINS Group, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 01/25/24 .................. 260 256,246
AssuredPartners , Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ................ 166 160,236
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 53 52,366
Asurion LLC, Term Loan B4, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 08/04/22 ...... 177 174,076
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 11/03/23 ....... 128 125,606
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 11/03/24 ....... 192 188,573
HUB International Ltd., Term Loan:
 04/25/25
(m)
...................... 283 271,437
(LIBOR USD 2 Month + 4.00%),
5.00%, 04/25/25 ................ 78 77,369
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27 . 212 210,145
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ................ 240 230,404
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 117 115,152
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.22%
,
 05/16/24 ............ 364 350,061
2,690,094
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Term Loan B, 10/22/27
(c)(m)
... USD 208 $ 206,590
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 522 515,694
Goodrx , Inc., 1st Lien Term Loan, 10/10/25
(m)
. 356 347,609
1,069,893
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., Facility 1st Lien Term
Loan, 10/16/27
(a) (m)
................. 277 273,421
IT Services — 0.6%
(a)
Ancestry.com Operations, Inc., 1st Lien Term
Loan:
(LIBOR USD 1 Month + 3.75%),
4.75%, 10/19/23 ................ 390 388,352
(LIBOR USD 1 Month + 4.25%),
4.40%, 08/27/26 ................ 29 28,685
Applied Systems, Inc.,1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 09/19/24 .................. 387 384,979
Applied Systems, Inc.,2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%
,
 09/19/25 .................. 33 33,165
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 10/02/25 . 312 302,822
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(m)
...................... 322 313,136
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 283 279,147
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 270 275,737
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%
,
 07/30/27 . 552 549,194
Go Daddy Operating Co. LLC, Term Loan B3,
08/10/27
(m)
...................... 235 231,113
Greeneden US Holdings I LLC, Term Loan B3,
12/01/23
(m)
...................... 758 751,780
IG Investments Holdings LLC, Term Loan,
05/23/25
(m)
...................... 286 279,395
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 11/29/24 .................. 223 212,649
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 .................. 255 246,585
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 08/01/24 .................. 94 81,336
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 02/12/27 ............ 239 208,634
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............. 42 40,775
Solera LLC, Term Loan, (LIBOR USD 2 Month
+ 2.75%), 2.92%
,
 03/03/23 ........... 409 397,069
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 567 557,196
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 .................. 50 48,404

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 .................. USD 87 $ 84,168
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.90%
,
 11/16/26 ..... 144 139,939
Veritas US Inc., Term Loan B, 09/01/25
(m)
.... 797 779,344
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/27/25 . 213 208,715
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/28/27
(c)
..... 286 279,127
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 05/15/26 ...... 351 337,441
7,438,887
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan,
08/05/24
(a) (m)
..................... 150 145,625
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24
(a)
107 105,533
Avantor Funding, Inc., Term Loan B4,
3.25%
,
 11/21/24
(n)
................. 230 227,987
eResearchTechnology , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27
(a)
................. 282 279,946
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 0.00%),
6.25%
,
 10/19/27
(a) (c)
................ 135 133,974
747,440
Machinery — 0.1%
(a)
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%
,
 04/01/24 ..... 393 384,509
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 03/01/27 .................. 218 209,918
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.36%
,
 03/28/25 ..... 746 706,597
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57%
,
 06/30/27 ..... 228 224,439
1,525,463
Media — 0.4%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24 ..... 229 223,362
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/30/25 .................. 214 209,216
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.67% - 3.71%
,
 08/21/26 ............ 773 702,395
Cogeco Communications (USA) II LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 01/03/25 .................. 25 24,454
CSC Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 2.25%),
2.40%, 07/17/25 ................ 108 103,671
(LIBOR USD 1 Month + 2.50%),
2.65%, 04/15/27 ................ 217 209,687
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.40%
,
 02/07/24 . 202 196,770
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(m)
.................. 13 13,180
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23 .................. USD 75 $ 75,271
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.15%
,
 10/15/26 . 110 109,862
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(m)
.................. 413 347,404
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 03/24/25 .................. 139 133,744
Mega Broadband Investment LLC, Term Loan,
10/19/27
(m)
...................... 146 144,686
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 08/15/26 .................. 73 72,230
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 09/18/26 .................. 72 69,679
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26 . 246 241,129
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/03/24 .................. 67 64,407
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 01/01/38 . 353 342,747
Trader Corp.,1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23 ..... 541 526,122
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 01/31/28 .................. 139 134,074
Xplornet Communications, Inc., Term Loan,
12/31/28
(m)
...................... 379 370,521
4,314,611
Metals & Mining — 0.0%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.76%
,
 07/31/25 .................. 202 193,523
Equinox Holdings Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 505 366,314
559,837
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan,
(LIBOR USD 3 Month + 12.00%),
13.00%
,
 09/25/25
(a)
................ 47 48,998
Multi-Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 11/28/24
(a)
224 222,766
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00%
,
 11/01/25 ............. 209 219,508
CITGO Holding, Inc., Term Loan, (LIBOR USD
3 Month + 7.00%), 8.00%
,
 08/01/23 ..... 198 181,748
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%
,
 02/07/25 . 400 381,841
783,097

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/01/26
(a)
................. USD 851 $ 841,226
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.69%
,
 05/04/25 .................. 289 275,412
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 06/02/25 . 537 523,638
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%
,
 05/18/26 .................. 259 257,330
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 08/01/27 . 108 105,068
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 .................. 132 128,262
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 08/18/22 . 353 349,773
1,639,483
Professional Services — 0.1%
(a)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.91%
,
 02/06/26 .................. 712 700,077
STG-Fairway Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 01/31/27 .................. 124 119,516
819,593
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 27 25,351
Road & Rail — 0.1%
(a)
Lineage Logistics LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/27/25 . 735 724,942
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 07/13/23 . 309 303,241
1,028,183
Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.15%
,
 05/29/25
(a)
36 35,207
Software — 0.6%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(a) (m)
..................... 411 403,246
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
356 347,989
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%
,
 01/29/27
(a)
181 170,201
Cornerstone OnDemand , Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.40%
,
 04/22/27
(a)
................. 147 145,770
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
..... 218 191,905
Infoblox Inc., Term Loan
(a) (m)
:
 10/07/27 ....................... 464 455,880
 10/06/28 ....................... 79 79,395
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(n)
................. 214 216,675
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/25/27
(a)
..... 825 795,791
Security
Par (000)
Par (000) Value
Software (continued)
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.89%
,
 09/30/24
(a)
..... USD 354 $ 350,160
MH Sub I LLC, 1st Lien Term Loan
(a)
:
(LIBOR USD 1 Month + 3.50%),
3.65%, 09/13/24 ................ 453 437,536
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 88 86,190
Netsmart , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
180 176,476
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 10/01/25
(a)
708 696,350
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(a) (m)
..................... 326 314,784
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 02/05/24
(a)
................. 142 139,581
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25
(a)
................. 35 34,007
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 03/03/28
(a)
................. 324 315,324
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan
(a)
:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ................ 426 418,214
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ................ 387 384,341
Ultimate Software Group, Inc. (The), 2nd Lien
Term Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(a)
................. 242 245,630
6,405,445
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.74%
,
 11/07/24
(c)
. 309 300,302
MED ParentCo . LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 08/31/26 . 212 201,421
MED ParentCo . LP, Delayed Draw 1st Lien
Term Loan, 08/31/26
(m)
.............. 37 35,340
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 08/18/21 .................. 178 167,143
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22 ....... 563 555,812
1,260,018
Technology Hardware, Storage & Peripherals — 0.0%
(a)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/23/26 .................. 203 172,675
Western Digital Corp., Term Loan B4,
04/29/23
(m)
...................... 111 109,651
282,326
Trading Companies & Distributors — 0.1%
(a)
HD Supply, Inc., Term Loan B5, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 10/17/23 ...... 127 125,917
TMK Hawk Parent, Corp., Term Loan A,
05/30/24
(m)
...................... 128 122,894
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 427 368,610
617,421

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.80%
,
 05/27/24 .................. USD 177 $ 154,416
Hargray Communications Group, Inc., Term
Loan, 05/16/24
(m)
.................. 334 329,258
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/11/25 .. 216 209,156
692,830
Total Floating Rate Loan Interests — 5.8%
(Cost: $68,606,158) ............................... 67,091,034
Foreign Agency Obligations — 0.5%
Argentina — 0.1%
YPF SA, 8.75%
,
04/04/24
(b)
............. 737 480,450
Bahrain — 0.1%
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25 ....................... 738 832,326
China — 0.1%
Chengdu Xingcheng Investment Group Co.
Ltd., 2.50%
,
03/20/21 ............... EUR 100 115,446
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(h)
................ USD 200 203,250
Guangxi Financial Investment Group Co. Ltd.,
5.75%
,
01/23/21 .................. 200 198,437
517,133
Colombia — 0.0%
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 453 465,023
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk . PT,
4.20%
,
01/23/25 .................. 250 250,156
Pertamina Persero PT, 3.65%
,
07/30/29 .... 392 422,012
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%
,
05/21/48 .................. 200 254,313
4.88%
,
07/17/49 .................. 200 220,125
1,146,606
Mexico — 0.1%
Petroleos Mexicanos :
6.35%
,
02/12/48 .................. 443 335,365
6.95%
,
01/28/60 .................. 1,357 1,061,174
1,396,539
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 3.50%
,
04/16/29
(b)
.... 225 246,937
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%
,
06/25/24 .... 400 260,000
Total Foreign Agency Obligations — 0.5%
(Cost: $5,345,080) ............................... 5,345,014
Foreign Government Obligations — 2.1%
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29 ...... 241 260,807
Colombia — 0.3%
Republic of Colombia:
8.13%
,
05/21/24 .................. 51 61,506
4.50%
,
01/28/26 .................. 2,426 2,687,553
Security
Par (000)
Par (000) Value
Colombia (continued)
3.88%
,
04/25/27 .................. USD 205 $ 221,093
2,970,152
Dominican Republic — 0.2%
Dominican Republic Government Bond:
5.50%
,
01/27/25 .................. 359 383,569
5.95%
,
01/25/27 .................. 1,036 1,130,211
4.88%
,
09/23/32
(b)
................. 320 326,100
6.40%
,
06/05/49 .................. 246 250,305
2,090,185
Egypt — 0.2%
Arab Republic of Egypt:
5.75%
,
05/29/24
(b)
................. 455 465,522
5.88%
,
06/11/25 .................. 1,046 1,073,131
7.60%
,
03/01/29 .................. 1,235 1,284,400
2,823,053
Indonesia — 0.2%
Republic of Indonesia:
4.75%
,
01/08/26 .................. 898 1,039,716
4.10%
,
04/24/28 .................. 1,264 1,432,270
2,471,986
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 ..... 200 149,625
Mexico — 0.2%
United Mexican States:
4.15%
,
03/28/27 .................. 1,069 1,189,797
3.75%
,
01/11/28 .................. 650 703,625
8.30%
,
08/15/31 .................. 35 50,509
1,943,931
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ....... 200 227,563
Panama — 0.1%
Republic of Panama:
3.16%
,
01/23/30 .................. 837 912,592
4.50%
,
04/16/50 .................. 370 456,025
1,368,617
Paraguay — 0.1%
Republic of Paraguay
(b)
:
4.95%
,
04/28/31 .................. 200 233,262
5.40%
,
03/30/50 .................. 555 673,111
906,373
Peru — 0.1%
Republic of Peru, 2.78%
,
01/23/31 ........ 605 655,215
Qatar — 0.2%
State of Qatar:
4.50%
,
04/23/28 .................. 624 747,240
4.00%
,
03/14/29
(b)
................. 681 796,770
4.40%
,
04/16/50 .................. 364 462,280
2,006,290
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
488 504,318
Russia — 0.1%
Russian Federation:
4.75%
,
05/27/26 .................. 400 456,125

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Russia (continued)
4.25%
,
06/23/27 .................. USD 400 $ 450,125
906,250
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30 ... 911 1,091,207
Saudi Arabian Oil Co., 3.50%
,
04/16/29 ..... 445 488,388
1,579,595
South Africa — 0.0%
Republic of South Africa, 5.88%
,
05/30/22 ... 425 449,437
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
5.88%
,
07/25/22 .................. 200 124,875
6.85%
,
03/14/24 .................. 200 113,625
6.35%
,
06/28/24 .................. 615 347,859
7.85%
,
03/14/29 .................. 650 351,203
7.55%
,
03/28/30 .................. 614 331,944
1,269,506
Ukraine — 0.2%
Ukraine Government Bond:
7.75%
,
09/01/22 .................. 126 131,859
7.75%
,
09/01/23 .................. 237 246,124
8.99%
,
02/01/24 .................. 227 242,436
7.75%
,
09/01/24 .................. 245 253,039
7.75%
,
09/01/25 .................. 325 332,313
7.25%
,
03/15/33
(b)
................. 526 494,440
1,700,211
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 179 237,257
Total Foreign Government Obligations — 2.1%
(Cost: $23,813,301) ............................... 24,520,371
Shares
Shares
Investment Companies — 4.6%
BlackRock Allocation Target Shares Series A
*
. 3,000,118 29,671,165
BlackRock Floating Rate Income Portfolio,
Class K Shares
*
.................. 951,885 9,138,099
Invesco Senior Loan ETF
(e)
............. 49,351 1,061,047
iShares iBoxx $ High Yield Corporate Bond
ETF
(e)*
......................... 153,165 12,847,480
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(e)*
..................... 4,000 534,920
Total Investment Companies — 4.6%
(Cost: $53,671,738) ............................... 53,252,711
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 2.9%
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
(a)
:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.53%, 06/25/35 ..... 58 53,305
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.75%, 01/25/36 .... 107 98,531
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.61%,
11/25/46 ..................... 97 80,590
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 07/25/46 .... USD 232 $ 203,193
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.29%, 04/25/47 .... 267 241,291
American Home Mortgage Assets Trust, Series
2006-5, Class A1, (Federal Reserve US 12
Month Cumulative Average 1 Year CMT +
0.92%), 1.80%, 11/25/46
(a)
............ 979 417,350
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 61 59,057
CSMC Trust, Series 2019-JR1, Class A1,
4.10%, 09/27/66
(a)(b)
................ 242 242,332
GSR Mortgage Loan Trust, Series 2006-OA1,
Class 1A1, (LIBOR USD 1 Month + 0.22%),
0.37%, 08/25/46
(a)
................. 433 149,657
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.65%,
10/25/35
(a)
...................... 276 263,602
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(c)
... 2,000 1,989,400
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 0.49%, 06/25/35
(a)(b)
.......... 65 60,272
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.19%), 0.34%, 07/25/46
(a)
..... 99 78,595
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 6.50%, 05/25/36
(k)
......... 493 457,692
4,394,867
Commercial Mortgage-Backed Securities — 2.5%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.27%, 09/15/34
(a)(b)
.......... 630 596,813
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.25%, 04/15/35
(a)(b)
................ 540 491,625
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.20%, 12/15/36
(a)(b)
................ 106 85,559
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2016-ISQ, Class E, 3.61%, 08/14/34 600 574,004
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.85%, 09/15/34 .... 1,058 979,041
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 0.60%, 09/25/37
(a)(b)
.......... 479 444,294
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
.......... 200 136,168
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-PW18, Class B, 6.48%,
06/11/50
(a)(b)
..................... 204 206,605
Benchmark Mortgage Trust
(a)
:
Series 2018-B5, Class D, 3.11%, 07/15/51
(b)
550 421,571
Series 2018-B7, Class C, 4.86%, 05/15/53 . 500 521,079
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.85%, 10/15/35
(a)(b)
1,400 1,399,996
BWAY Mortgage Trust, Series 2015-1740,
Class E, 4.45%, 01/10/35
(a)(b)
.......... 337 313,046
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.20%, 11/15/35 .... 1,050 1,027,635
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.15%, 11/15/35 .... 1,050 1,034,248

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.45%, 10/15/36 .... USD 1,187 $ 1,150,964
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.80%, 10/15/36 .... 1,187 1,145,023
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.65%, 12/15/36 .... 540 515,530
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.75%, 11/15/32 .... 475 475,000
Citigroup Commercial Mortgage Trust
(a)
:
Series 2016-C1, Class D, 4.95%, 05/10/49
(b)
110 93,427
Series 2018-C6, Class C, 5.07%, 11/10/51 . 361 353,091
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 1,000 680,056
Series 2014-UBS4, Class C, 4.64%,
08/10/47
(a)
.................... 194 194,889
Series 2015-LC19, Class A4, 3.18%,
02/10/48 ..................... 465 501,971
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 266 236,799
Series 2015-LC21, Class C, 4.34%,
07/10/48
(a)
.................... 700 678,860
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 309 247,701
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.55%, 09/15/33
(a)(b)
.. 400 380,098
Credit Suisse Mortgage Capital Certificates,
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 5.01%, 10/15/37
(a)(b)
.... 339 339,013
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class D, 4.89%, 11/15/51
(a)(b)
.. 457 416,076
DBJPM Mortgage Trust, Series 2016-C3, Class
D, 3.49%, 08/10/49
(a)(b)
.............. 269 207,179
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
.......... 320 314,606
GRACE Mortgage Trust, Series 2014-GRCE,
Class F, 3.59%, 06/10/28
(a)(b)
.......... 500 498,183
GS Mortgage Securities Corp. Trust
(a)(b)
:
Series 2017-500K, Class F, (LIBOR USD 1
Month + 1.80%), 2.15%, 07/15/32 .... 329 320,312
Series 2017-500K, Class G, (LIBOR USD 1
Month + 2.50%), 2.85%, 07/15/32 .... 454 446,249
GS Mortgage Securities Trust:
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 180 143,476
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 560 412,345
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class D, 3.00%,
06/13/52
(b)
...................... 2,000 1,439,215
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 125,269
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2015-JP1, Class D, 4.21%,
01/15/49
(a)
.................... 500 414,497
Series 2015-JP1, Class E, 4.21%, 01/15/49
(a)
(b)
.......................... 221 161,306
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
.................... 115 109,030
LCCM Mortgage Trust, Series 2014-909, Class
E, 3.90%, 05/15/31
(a)(b)
.............. 150 147,881
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.03%, 08/15/34
(a)(b)
.............. 151 149,788
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48 USD 222 $ 192,092
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 450 365,751
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%,
07/13/29
(a)(b)
................... 700 708,544
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 700 578,694
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.10%, 11/15/34
(a)(b)
.. 531 520,779
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 250 205,000
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
320 325,402
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 330 258,839
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.80%), 2.95%, 07/15/35
(a)(b)
.. 450 404,356
Series 2019-L2, Class A4, 4.07%, 03/15/52 500 578,199
USDC, Series 2018-USDC, Class F, 4.49%,
05/13/38
(a)(b)
..................... 280 204,059
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 2,584 2,567,472
Wells Fargo Commercial Mortgage Trust:
Series 2016-NXS5, Class B, 4.96%,
01/15/59
(a)
.................... 250 284,345
Series 2017-C39, Class C, 4.12%, 09/15/50 113 114,026
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 342 240,133
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 170 163,537
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 240 178,414
Series 2018-C45, Class C, 4.73%, 06/15/51 110 110,737
28,529,897
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.34%,
10/15/48
(a)(b)
..................... 4,650 281,930
Total Non-Agency Mortgage-Backed Securities — 2.9%
(Cost: $34,321,005) ............................... 33,206,694
Preferred Securities — 4.4%
Capital Trusts — 2.6%
Banks — 0.8%
(a)(h)
Bank of America Corp., Series X, 6.25% .... 4,543 4,956,647
CIT Group, Inc., Series A, 5.80% ......... 185 182,225
Fifth Third Bancorp, Series J, 3.35% ....... 1,600 1,443,136
JPMorgan Chase & Co., Series HH, 4.60% .. 2,075 2,045,950
M&T Bank Corp., Series F, 5.12% ......... 625 655,728
Wells Fargo & Co., Series S, 5.90% ....... 200 201,744
9,485,430
Capital Markets — 0.5%
(a)
Bank of New York Mellon Corp. (The), Series F,
4.62%
(h)
........................ 1,225 1,270,937
Goldman Sachs Group, Inc. (The)
(h)
:
Series O, 5.30% .................. 145 154,425
Series M, 4.17% .................. 390 384,150
Morgan Stanley, Series H, 3.85%
(h)
........ 100 96,246
Northern Trust Corp., Series D, 4.60%
(h)
.... 1,175 1,238,644
State Street Corp., 1.25%, 06/15/47 ....... 3,466 2,912,087
6,056,489

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Consumer Finance — 0.6%
(a)(h)
Capital One Financial Corp., Series E, 4.05% . USD 3,515 $ 3,178,298
Discover Financial Services, Series C, 5.50% . 1,200 1,170,540
General Motors Financial Co., Inc.:
Series A, 5.75% .................. 1,408 1,374,692
Series C, 5.70% .................. 570 589,950
6,313,480
Diversified Financial Services — 0.2%
Voya Financial, Inc., Series A, 6.13%
(a)(h)
.... 2,490 2,558,475
Insurance — 0.1%
(a)(h)
MetLife, Inc., Series G, 3.85% ........... 325 325,930
Progressive Corp. (The), Series B, 5.38% ... 1,235 1,235,000
1,560,930
Multi-Utilities — 0.2%
Sempra Energy, 4.88%
(a)(h)
.............. 1,750 1,820,000
Oil, Gas & Consumable Fuels — 0.2%
(a)(h)
Energy Transfer Operating LP:
Series B, 6.63% .................. 400 284,000
Series G, 7.13% .................. 1,475 1,205,606
EnLink Midstream Partners LP, Series C, 6.00% 918 385,560
Plains All American Pipeline LP, Series B,
6.13% ......................... 914 564,395
2,439,561
Total Capital Trusts — 2.6%
(Cost: $30,997,372) ............................... 30,234,365
Shares
Shares
Preferred Stocks — 1.7%
Banks — 0.7%
(a)(h)
KeyCorp, Series E, 6.13% .............. 32,500 918,775
US Bancorp, Series F, 6.50% ............ 26,000 693,420
Wells Fargo & Co., Series Q, 5.85% ....... 200,000 5,178,000
6,790,195
Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85%
(a)(h)
....... 83,000 2,338,940
Consumer Finance — 0.0%
SLM Corp., Series B, 1.95%
(a)(h)
.......... 11,500 525,320
Electric Utilities — 0.2%
Entergy Arkansas LLC, 4.88%, 09/01/66 .... 26,210 678,839
Entergy Louisiana LLC, 4.88%, 09/01/66 .... 4,525 116,700
Entergy Mississippi LLC, 4.90%, 10/01/66 ... 25,401 674,651
Entergy Texas, Inc., 5.63%, 06/01/64 ...... 4,716 118,937
1,589,127
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(h)
..... 50,000 1,339,000
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E,
7.60%
(a)(h)
....................... 75,000 1,458,750
Technology Hardware, Storage &
Peripherals — 0.4%
Samsung Electronics Co. Ltd. (Preference) .. 113,562 5,051,795
Total Preferred Stocks — 1.7%
(Cost: $18,076,683) ............................... 19,093,127
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 2.98%, 12/21/65
(a)(b)
... 896,000 470,302
Security
Shares
Shares Value
Consumer Finance — 0.0%
ILFC E-Capital Trust II, 3.23%, 12/21/65
(a)(b)
.. 397,000 $ 226,239
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) ............................... 696,541
Total Preferred Securities — 4.4%
(Cost: $50,331,853) ............................... 50,024,033
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
(a)
:
Series 2018-K80, Class B,
4.23%, 08/25/50
(b)
............... USD 300 341,450
Series 2018-K732, Class B,
4.06%, 05/25/25
(b)
............... 200 220,235
Series 2018-SB52, Class A10F,
3.48%, 06/25/28 ................ 301 320,555
882,240
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.77%, 09/16/51 ....... 721 17,029
Series 2016-67, 1.00%, 07/16/57 ....... 304 16,785
Series 2016-162, 0.90%, 09/16/58 ...... 2,143 133,223
Series 2017-44, 0.67%, 04/17/51 ....... 2,101 96,146
263,183
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,207,590) ............................... 1,145,423
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 0.01)
(c)(d)
..... 119 —
Total Warrants — 0.0% .............................. —
Total Long-Term Investments — 95.8%
(Cost: $1,114,250,312) ............................ 1,105,120,005
Short-Term Securities — 7.5%
(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 71,117,522 71,117,522
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 816,444 816,444
SL Liquidity Series, LLC, Money Market Series,
0.18%
(p)*
........................ 14,952,404 14,958,384
Total Short-Term Securities — 7.5%
(Cost: $86,892,350) ............................... 86,892,350
Total Investments — 103.3%
(Cost: $1,201,142,662 ) ............................ 1,192,012,355
Liabilities in Excess of Other Assets — (3.3)% ............. (37,992,752)
Net Assets — 100.0% ............................... $ 1,154,019,603

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Perpetual security with no stated maturity date.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Zero-coupon bond.
(k)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)
Convertible security.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 133,698,436 $ — $ (62,580,914) $ — $ — $ 71,117,522 71,117,522 $ 4,606 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,078,749 13,879,635 — (138) 138 14,958,384 14,952,404 1,086
(b)
—
BlackRock Allocation Target
Shares Series A ......... 29,431,156 — — — 240,009 29,671,165 3,000,118 226,737 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 8,986,640 85,564 — — 65,895 9,138,099 951,885 86,620 —
iShares Core S&P 500 ETF
(c)
... 21,693,817 — (22,438,397) 1,870,588 (1,126,008) — — — 1,787
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 21,646,109 9,641,019 (17,952,507) 295,626 (782,767) 12,847,480 153,165 186,744 5,783
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 24,286,651 — (23,254,506) 988,335 (1,485,560) 534,920 4,000 82,448 3,342
$ 3,154,411 $ (3,088,293) $ 138,267,570 $ 588,241 $ 10,912
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 191 12/10/20 $ 28,697 $ (608,832)
EURO STOXX 50 Index ..................................................... 1,099 12/18/20 37,874 (4,434,359)
MSCI Emerging Markets E-Mini Index ............................................ 1,136 12/18/20 62,588 (686,842)
S&P 500 E-Mini Index ...................................................... 298 12/18/20 48,644 (2,522,822)
U.S. Treasury 10 Year Note ................................................... 971 12/21/20 134,210 (646,525)
U.S. Treasury Ultra Bond .................................................... 36 12/21/20 7,740 (374,523)
U.S. Treasury 5 Year Note .................................................... 237 12/31/20 29,768 (34,458)
(9,308,361)
Short Contracts
Euro-Schatz ............................................................. 1 12/08/20 131 (272)
GBP Currency ............................................................ 140 12/14/20 11,341 (144,226)
JPY Currency ............................................................ 57 12/14/20 6,810 (86,940)
U.S. Treasury 2 Year Note .................................................... 3 12/31/20 663 77
(231,361)
$ (9,539,722)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 121,786 EUR 102,823 JPMorgan Chase Bank NA 12/16/20 $ 1,907
USD 28,344 EUR 23,822 UBS AG 12/16/20 571
2,478
EUR 10,726 USD 12,592 Morgan Stanley & Co. International plc 12/16/20 (87)
EUR 13,097 USD 15,376 UBS AG 12/16/20 (107)
USD 745,131 HKD 5,778,004 Bank of America NA 12/16/20 (150)
(344)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Australia & New Zealand
Banking Group Ltd. ...... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/20 USD 120 $ (294) $ (21) $ (273)
Australia & New Zealand
Banking Group Ltd. ...... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 USD 80 (194) (15) (179)
Standard Chartered Bank .... 1.00 Quarterly BNP Paribas SA 12/20/20 EUR 40 (110) (2) (108)
Standard Chartered Bank .... 1.00 Quarterly BNP Paribas SA 12/20/20 EUR 20 (56) 2 (58)
Standard Chartered Bank .... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/20 EUR 10 (28) 1 (29)
$ – $ – $ –
$ (682) $ (35) $ (647)
$ – $ – $ –

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
(aa)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Amount includes $(372) of net dividends and financing fees.
(d)
Amount includes $(443) of net dividends and financing fees.
i
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(aa)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(a)
02/10/23 $ 613,287 $ (26,816)
(b)
$ 586,843 0.1%
Monthly
JPMorgan Chase
Bank NA
(c)
02/08/23 1,035,987 (123,521)
(d)
912,909 0.1
$ (150,337) $ 1,499,752
(a) (c)
Range: 60-80 basis points 60-95 basis points
Benchmarks: USD 1 Month Intercontinental Exchange LIBOR:
USD 1 Month
USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of October
31, 2020, expiration date 02/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Switzerland
Mediclinic International plc ... 160,832 $ 586,843 100.0%
Total Reference Entity — Long ............ 586,843
Net Value of Reference Entity — HSBC Bank plc $ 586,843
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of October 31, 2020, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 17,449 $ 68,205 7.5%
Russia
X5 Retail Group NV, GDR ... 11,062 388,824 42.6
United Kingdom
Prudential plc ............ 37,274 455,880 49.9
Total Reference Entity — Long ............ 912,909
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 912,909

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Glossary of Terms Used in this Report
Currency
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
FDR Fiduciary Depositary Receipt
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 64,680,118 $ 2,103,422 $ 66,783,540
Common Stocks:
Airlines .............................................. 768,127 — — 768,127
Automobiles .......................................... — 3,559,947 — 3,559,947
Banks ............................................... 2,170,203 9,468,494 — 11,638,697
Biotechnology ......................................... — 820,750 — 820,750
Building Products ....................................... — 1,082,908 — 1,082,908
Chemicals ............................................ 1,058,782 — — 1,058,782
Commercial Services & Supplies ............................. — 1,030,252 — 1,030,252
Construction & Engineering ................................ — 278,186 — 278,186
Construction Materials .................................... — 1,269,865 — 1,269,865
Diversified Telecommunication Services ........................ — 2,328,848 — 2,328,848
Electric Utilities ........................................ 9,981,131 757,663 — 10,738,794
Electronic Equipment, Instruments & Components ................. — 1,864,766 — 1,864,766
Equity Real Estate Investment Trusts (REITs) .................... 45,029,997 15,712,641 — 60,742,638
Food & Staples Retailing .................................. 1,052,118 859,723 — 1,911,841
Food Products ......................................... — 1,678,639 — 1,678,639
Gas Utilities ........................................... 532,052 2,830,539 — 3,362,591
Health Care Equipment & Supplies ........................... — 107,546 — 107,546
Health Care Providers & Services ............................ 198,197 — — 198,197
Hotels, Restaurants & Leisure .............................. 1,838,334 757,966 — 2,596,300
Independent Power and Renewable Electricity Producers ............ — 829,881 — 829,881
Insurance ............................................ — 2,899,826 — 2,899,826
Interactive Media & Services ............................... — 5,577,613 — 5,577,613
IT Services ........................................... 1,443,180 1,594,829 — 3,038,009
Machinery ............................................ — 1,339,171 — 1,339,171
Media ............................................... — 87,862 — 87,862

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Level 1 Level 2 Level 3 Total
Metals & Mining ........................................ $ 1,412,363 $ — $ — $ 1,412,363
Multi-Utilities .......................................... 7,124,582 1,450,881 — 8,575,463
Oil, Gas & Consumable Fuels ............................... 2,915,242 2,351,865 — 5,267,107
Paper & Forest Products .................................. 1,198,362 — — 1,198,362
Professional Services .................................... — 36,621 — 36,621
Real Estate Management & Development ....................... — 14,031,926 — 14,031,926
Road & Rail ........................................... 2,368,021 575,228 — 2,943,249
Semiconductors & Semiconductor Equipment .................... — 8,690,810 — 8,690,810
Specialty Retail ........................................ 254,056 1,173,740 — 1,427,796
Technology Hardware, Storage & Peripherals .................... — 992,366 — 992,366
Thrifts & Mortgage Finance ................................ — 1,763,440 — 1,763,440
Trading Companies & Distributors ............................ — 1,226,664 — 1,226,664
Transportation Infrastructure ............................... 1,409,767 11,316,952 — 12,726,719
Water Utilities ......................................... 1,117,988 — — 1,117,988
Wireless Telecommunication Services ......................... 781,328 2,025,088 — 2,806,416
Corporate Bonds ........................................ — 395,709,624 — 395,709,624
Equity-Linked Notes ...................................... — 223,014,235 — 223,014,235
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 1,191,581 — 1,191,581
Airlines .............................................. — 878,164 — 878,164
Auto Components ...................................... — 879,981 — 879,981
Automobiles .......................................... — 315,731 — 315,731
Building Products ....................................... — 723,478 — 723,478
Capital Markets ........................................ — 210,098 141,384 351,482
Chemicals ............................................ — 2,415,003 91,310 2,506,313
Commercial Services & Supplies ............................. — 2,303,753 322,539 2,626,292
Construction & Engineering ................................ — 536,925 20,842 557,767
Construction Materials .................................... — 781,337 — 781,337
Containers & Packaging .................................. — 1,814,281 — 1,814,281
Distributors ........................................... — 78,359 — 78,359
Diversified Consumer Services .............................. — 1,948,755 — 1,948,755
Diversified Financial Services ............................... — 3,082,678 282,495 3,365,173
Diversified Telecommunication Services ........................ — 3,154,471 — 3,154,471
Electric Utilities ........................................ — 202,910 — 202,910
Electrical Equipment ..................................... — 168,475 — 168,475
Entertainment ......................................... — 1,109,233 — 1,109,233
Equity Real Estate Investment Trusts (REITs) .................... — 176,403 — 176,403
Food & Staples Retailing .................................. — 773,719 — 773,719
Food Products ......................................... — 1,734,245 — 1,734,245
Health Care Equipment & Supplies ........................... — 561,451 — 561,451
Health Care Providers & Services ............................ — 2,971,997 — 2,971,997
Health Care Technology .................................. — 272,446 — 272,446
Hotels, Restaurants & Leisure .............................. — 2,452,664 96,633 2,549,297
Household Durables ..................................... — 131,588 — 131,588
Independent Power and Renewable Electricity Producers ............ — 210,916 — 210,916
Industrial Conglomerates .................................. — 1,587,974 — 1,587,974
Insurance ............................................ — 2,690,094 — 2,690,094
Interactive Media & Services ............................... — 863,303 206,590 1,069,893
Internet & Direct Marketing Retail ............................ — 273,421 — 273,421
IT Services ........................................... — 7,159,760 279,127 7,438,887
Leisure Products ....................................... — 145,625 — 145,625
Life Sciences Tools & Services .............................. — 613,466 133,974 747,440
Machinery ............................................ — 1,525,463 — 1,525,463
Media ............................................... — 4,314,611 — 4,314,611
Metals & Mining ........................................ — 559,837 — 559,837
Multiline Retail ......................................... — 48,998 — 48,998
Multi-Utilities .......................................... — 222,766 — 222,766
Oil, Gas & Consumable Fuels ............................... — 783,097 — 783,097
Personal Products ...................................... — 841,226 — 841,226
Pharmaceuticals ....................................... — 1,639,483 — 1,639,483
Professional Services .................................... — 819,593 — 819,593
Real Estate Management & Development ....................... — 25,351 — 25,351
Road & Rail ........................................... — 1,028,183 — 1,028,183
Semiconductors & Semiconductor Equipment .................... — 35,207 — 35,207
Software ............................................. — 6,405,445 — 6,405,445
Specialty Retail ........................................ — 959,716 300,302 1,260,018

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Level 1 Level 2 Level 3 Total
Technology Hardware, Storage & Peripherals .................... $ — $ 282,326 $ — $ 282,326
Trading Companies & Distributors ............................ — 617,421 — 617,421
Wireless Telecommunication Services ......................... — 692,830 — 692,830
Foreign Agency Obligations ................................. — 5,345,014 — 5,345,014
Foreign Government Obligations .............................. — 24,520,371 — 24,520,371
Investment Companies .................................... 53,252,711 — — 53,252,711
Non-Agency Mortgage-Backed Securities ........................ — 31,012,294 2,194,400 33,206,694
Preferred Securities:
Banks ............................................... 6,790,195 9,485,430 — 16,275,625
Capital Markets ........................................ 2,338,940 6,056,489 — 8,395,429
Commercial Services & Supplies ............................. — 470,302 — 470,302
Consumer Finance ...................................... 525,320 6,539,719 — 7,065,039
Diversified Financial Services ............................... — 2,558,475 — 2,558,475
Electric Utilities ........................................ 1,589,127 — — 1,589,127
Insurance ............................................ 1,339,000 1,560,930 — 2,899,930
Multi-Utilities .......................................... — 1,820,000 — 1,820,000
Oil, Gas & Consumable Fuels ............................... 1,458,750 2,439,561 — 3,898,311
Technology Hardware, Storage & Peripherals .................... — 5,051,795 — 5,051,795
U.S. Government Sponsored Agency Securities .................... — 1,145,423 — 1,145,423
Short-Term Securities ....................................... 71,933,966 — — 71,933,966
Unfunded Floating Rate Loan Interests
(a)
.............................. — 779 — 779
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — (195) — (195)
Subtotal ....................................................
$ 221,881,839 $ 948,999,698 $ 6,173,018 $ 1,177,054,555
Investments Valued at NAV
(b)
...................................... 14,958,384
$ —
Total Investments .............................................. $ 1,192,012,939
$ —
Derivative Financial Instruments
(c)
Assets:
Foreign currency exchange contracts ............................ $ — $ 2,478 $ — $ 2,478
Interest rate contracts ....................................... 77 — — 77
Liabilities:
Credit contracts ........................................... — (647) — (647)
Equity contracts ........................................... (8,252,855) (150,337) — (8,403,192)
Foreign currency exchange contracts ............................ (231,166) (344) — (231,510)
Interest rate contracts ....................................... (1,055,778) — — (1,055,778)
$ (9,539,722) $ (148,850) $ — $ (9,688,572)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.